OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Large Core Quantitative Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 10.2%
Automobiles 0.3%
General Motors Co. (a)(b)	416,100	$10,756,185
Diversified Consumer Services 1.6%
Apollo Group, Inc., Class A (a)	1,073,363	50,823,738
Household Durables 0.2%
Tempur-Pedic International, Inc. (a)(b)	76,800	5,227,008
Internet & Catalog Retail 0.7%
priceline.com, Inc. (a)	43,600	22,136,592
Media 3.5%
Comcast Corp., Class A	1,684,200	39,494,490
DIRECTV, Class A (a)	1,311,000	59,598,060
DISH Network Corp., Class A (a)	304,500	7,359,765
Time Warner Cable, Inc.	130,802	8,330,779
Total		114,783,094
Specialty Retail 3.9%
AutoZone, Inc. (a)	177,927	57,575,398
GameStop Corp., Class A (a)(b)	242,823	6,208,984
Limited Brands, Inc. (b)	1,068,519	45,636,447
Ross Stores, Inc.	205,933	18,066,502
Total		127,487,331
TOTAL CONSUMER DISCRETIONARY		331,213,948
CONSUMER STAPLES 10.8%
Beverages 1.0%
Coca-Cola Enterprises, Inc.	1,167,721	31,318,277
Food & Staples Retailing 4.3%
Kroger Co. (The)	953,458	22,101,157
Wal-Mart Stores, Inc. (b)	1,678,692	95,215,410
Walgreen Co. (b)	664,390	22,057,748
Total		139,374,315
Food Products 1.0%
Hershey Co. (The) (b)	565,951	32,389,376
Hormel Foods Corp. (b)	55,756	1,643,129
Total		34,032,505
Household Products 0.3%
Kimberly-Clark Corp. (b)	132,900	9,264,459

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 4.2%
Lorillard, Inc.	372,800	$41,254,048
Philip Morris International, Inc.	1,357,749	94,865,923
Total		136,119,971
TOTAL CONSUMER STAPLES		350,109,527
ENERGY 12.6%
Energy Equipment & Services 1.6%
National Oilwell Varco, Inc.	737,182	52,583,192
Oil, Gas & Consumable Fuels 11.0%
Apache Corp.	682,796	68,026,965
Chevron Corp.	1,144,521	120,231,931
ConocoPhillips (b)	474,484	33,047,811
Exxon Mobil Corp.	566,641	44,248,996
Marathon Oil Corp.	629,633	16,389,347
Tesoro Corp. (a)(b)	1,323,643	34,335,299
Valero Energy Corp.	1,619,705	39,844,743
Total		356,125,092
TOTAL ENERGY		408,708,284
FINANCIALS 13.7%
Capital Markets 1.6%
Franklin Resources, Inc.	476,611	50,821,031
Commercial Banks 0.1%
Wells Fargo & Co.	191,900	4,972,129
Consumer Finance 2.8%
Capital One Financial Corp. (b)	1,154,597	52,718,899
Discover Financial Services	1,616,055	38,074,256
Total		90,793,155
Diversified Financial Services 3.4%
Citigroup, Inc.	60,641	1,915,649
JPMorgan Chase & Co.	2,591,985	90,097,399
Moody’s Corp. (b)	484,900	17,209,101
Total		109,222,149
Insurance 3.7%
Aflac, Inc.	1,363,266	61,469,664
Genworth Financial, Inc., Class A (a)	434,700	2,773,386
Hartford Financial Services Group, Inc. (b)	430,643	8,289,877
Lincoln National Corp.	1,174,383	22,371,996
Prudential Financial, Inc.	386,604	20,953,937

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Torchmark Corp. (b)	64,758	$2,650,545
Total		118,509,405
Real Estate Investment Trusts (REITs) 2.1%
Public Storage	41,383	5,340,476
Simon Property Group, Inc. (b)	489,630	62,888,077
Total		68,228,553
TOTAL FINANCIALS		442,546,422
HEALTH CARE 11.2%
Biotechnology 0.6%
Amgen, Inc.	24,200	1,385,934
Gilead Sciences, Inc. (a)	427,534	17,811,066
Total		19,197,000
Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	267,616	14,713,528
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	1,319,240	63,310,328
Pharmaceuticals 8.2%
Abbott Laboratories (b)	491,344	26,468,701
Bristol-Myers Squibb Co. (b)	827,868	26,152,350
Eli Lilly & Co. (b)	1,898,173	70,536,109
Merck & Co., Inc.	1,374,171	47,408,900
Pfizer, Inc.	4,885,093	94,086,891
Total		264,652,951
TOTAL HEALTH CARE		361,873,807
INDUSTRIALS 10.2%
Aerospace & Defense 5.1%
General Dynamics Corp.	858,991	55,138,632
Lockheed Martin Corp. (b)	661,490	50,207,091
Northrop Grumman Corp. (b)	86,037	4,968,637
Raytheon Co.	647,984	28,634,413
United Technologies Corp.	333,257	25,987,381
Total		164,936,154
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B (b)	425,395	29,879,745
Commercial Services & Supplies 1.1%
Pitney Bowes, Inc. (b)	669,404	13,642,453

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
RR Donnelley & Sons Co. (b)	1,269,073	$20,685,890
Total		34,328,343
Construction & Engineering 0.2%
KBR, Inc.	239,323	6,679,505
Industrial Conglomerates 2.5%
General Electric Co.	1,595,668	26,663,612
Tyco International Ltd. (c)	1,197,427	54,542,800
Total		81,206,412
Professional Services 0.4%
Dun & Bradstreet Corp. (The)	195,900	13,097,874
TOTAL INDUSTRIALS		330,128,033
INFORMATION TECHNOLOGY 19.4%
Computers & Peripherals 6.9%
Apple, Inc. (a)	413,311	167,300,027
Dell, Inc. (a)(b)	2,506,763	39,631,923
Hewlett-Packard Co.	152,300	4,052,703
Lexmark International, Inc., Class A (a)(b)	191,394	6,067,190
Western Digital Corp. (a)	254,483	6,779,427
Total		223,831,270
Electronic Equipment, Instruments & Components 0.2%
Jabil Circuit, Inc.	318,200	6,542,192
IT Services 3.6%
International Business Machines Corp. (b)(d)	631,581	116,608,800
Semiconductors & Semiconductor Equipment 5.0%
Atmel Corp. (a)	696,600	7,356,096
Intel Corp. (b)	2,977,219	73,060,954
LSI Corp. (a)	479,900	2,999,375
Micron Technology, Inc. (a)	2,452,469	13,709,302
Novellus Systems, Inc. (a)	109,062	3,768,092
Teradyne, Inc. (a)(b)	1,557,800	22,307,696
Texas Instruments, Inc. (b)	1,228,715	37,758,412
Total		160,959,927
Software 3.7%
Microsoft Corp.	4,504,270	119,948,710

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Oracle Corp.	14,400	$471,888
Total		120,420,598
TOTAL INFORMATION TECHNOLOGY		628,362,787
MATERIALS 3.2%
Chemicals 1.3%
CF Industries Holdings, Inc.	33,174	5,383,145
Eastman Chemical Co.	959,792	37,710,228
Total		43,093,373
Metals & Mining 1.9%
Freeport-McMoRan Copper & Gold, Inc.	1,551,674	62,470,395
TOTAL MATERIALS		105,563,768
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.3%
AT&T, Inc. (b)	1,026,500	30,086,715
Verizon Communications, Inc. (b)	2,077,974	76,843,479
Total		106,930,194
TOTAL TELECOMMUNICATION SERVICES		106,930,194
UTILITIES 4.0%
Electric Utilities 2.3%
Entergy Corp.	97,800	6,764,826
Exelon Corp. (b)	1,536,185	68,191,252
Total		74,956,078
Independent Power Producers & Energy Traders 1.1%
AES Corp. (The) (a)	3,059,876	34,331,809
Multi-Utilities 0.6%
Public Service Enterprise Group, Inc.	585,299	19,724,576
TOTAL UTILITIES		129,012,463
Total Common Stocks (Cost: $2,832,765,818)		$3,194,449,233

		Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.123% (e)(f)		42,152,218	$42,152,218
Total Money Market Funds (Cost: $42,152,218)			$42,152,218

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.3%
Asset-Backed Commercial Paper 4.7%
Alpine Securitization
11/14/11	0.200%	$4,999,139	$4,999,139
11/28/11	0.200%	4,999,083	4,999,083
Atlantis One
11/21/11	0.200%	9,998,278	9,998,278
12/21/11	0.350%	19,982,306	19,982,306
Cancara Asset Securitisation LLC
11/02/11	0.270%	4,998,912	4,998,912
11/03/11	0.270%	14,996,512	14,996,512
11/21/11	0.270%	4,998,800	4,998,800
11/29/11	0.270%	9,997,525	9,997,525
Grampian Funding LLC
11/21/11	0.270%	4,998,838	4,998,838
Regency Markets No. 1 LLC
11/04/11	0.150%	9,999,708	9,999,708
11/18/11	0.250%	14,996,771	14,996,771
Royal Park Investments Funding Corp.
11/04/11	0.750%	6,495,802	6,495,802
11/28/11	0.750%	9,993,542	9,993,542
Scaldis Capital LLC
11/04/11	0.500%	29,998,333	29,998,333
Total			151,453,549
Certificates of Deposit 9.4%
Bank of Nova Scotia
11/28/11	0.300%	2,000,000	2,000,000
Commerzbank AG
11/01/11	0.170%	30,000,000	30,000,000
Credit Industrial et Commercial
11/21/11	0.410%	20,000,000	20,000,000
Credit Suisse
11/17/11	0.300%	15,000,000	15,000,000
Deutsche Bank AG
11/21/11	0.300%	15,000,000	15,000,000
Development Bank of Singapore Ltd.
11/25/11	0.300%	10,000,000	10,000,000
DnB NOR ASA
11/23/11	0.300%	18,000,000	18,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
11/25/11	0.380%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
National Australia Bank
04/30/12	0.396%	$15,000,000	$15,000,000
National Bank of Canada
11/18/11	0.284%	15,000,000	15,000,000
Nordea Bank AB
12/09/11	0.310%	15,000,000	15,000,000
01/20/12	0.365%	10,000,000	10,000,000
Rabobank
12/15/11	0.330%	10,001,100	10,001,100
01/20/12	0.285%	20,000,000	20,000,000
Skandinaviska Enskilda Banken
11/15/11	0.235%	15,000,000	15,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	8,987,505	8,987,505
01/03/12	0.460%	15,000,235	15,000,235
Svenska Handelsbanken
11/23/11	0.300%	10,000,126	10,000,126
03/01/12	0.460%	15,000,000	15,000,000
Union Bank of Switzerland
11/14/11	0.278%	20,000,000	20,000,000
11/28/11	0.350%	10,000,000	10,000,000
01/13/12	0.440%	5,000,000	5,000,000
Total			303,988,966
Commercial Paper 4.4%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	11,971,940	11,971,940
Foreningsparbanken (Swedbank)
11/29/11	0.270%	14,996,062	14,996,062
11/29/11	0.270%	9,997,375	9,997,375
HSBC Securities, Inc.
04/13/12	0.481%	14,963,400	14,963,400
KELLS FUNDING, LLC
11/28/11	0.330%	9,996,150	9,996,150
Macquarie Bank Ltd.
02/24/12	0.703%	9,964,417	9,964,417
Nordea Bank AB
01/17/12	0.360%	4,995,900	4,995,900
Skandinaviska Enskilda Banken AB
11/23/11	0.235%	9,997,846	9,997,846
Suncorp Metway Ltd.
11/28/11	0.380%	9,992,717	9,992,717
Swedish National Housing Finance Corp. (SBAB)
11/04/11	0.300%	14,996,250	14,996,250
The Commonwealth Bank of Australia
11/28/11	0.270%	9,992,950	9,992,950
Toyota Motor Credit Corp.
04/26/12	0.562%	9,971,378	9,971,378

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Westpac Securities NZ Ltd.
04/20/12	0.531%	$9,973,058	$9,973,058
Total			141,809,443
Other Short-Term Obligations 0.6%
The Goldman Sachs Group, Inc.
12/14/11	0.420%	10,000,000	10,000,000
01/13/12	0.550%	10,000,000	10,000,000
Total			20,000,000
Repurchase Agreements 5.2%
Cantor Fitzgerald & Co. dated 10/31/11, matures 11/01/11, repurchase price $15,000,063 (g)
	0.150%	15,000,000	15,000,000
Citibank NA dated 10/31/11, matures 11/01/11, repurchase price $5,000,018 (g)
	0.130%	5,000,000	5,000,000
Citigroup Global Markets, Inc. (g)
dated 10/31/11, matures 11/01/11,
repurchase price $10,000,025
	0.090%	10,000,000	10,000,000
repurchase price $2,700,007
	0.090%	2,700,000	2,700,000
Mizuho Securities USA, Inc. dated 10/31/11, matures 11/01/11, repurchase price $42,000,163 (g)
	0.140%	42,000,000	42,000,000
Natixis Financial Products, Inc. dated 10/31/11, matures 11/01/11, repurchase price $14,000,035 (g)
	0.090%	14,000,000	14,000,000
Nomura Securities dated 10/31/11, matures 11/01/11 repurchase price $20,000,089 (g)
	0.160%	20,000,000	20,000,000
Pershing LLC dated 10/31/11, matures 11/01/11, repurchase price $35,000,175 (g)
	0.180%	35,000,000	35,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Royal Bank of Canada dated 10/31/11, matures 11/01/11, repurchase price $24,581,757 (g)
	0.110%	$24,581,682	$24,581,682
Total			168,281,682

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $785,533,640)	$785,533,640
Total Investments
(Cost: $3,660,451,676) (h)	$4,022,135,091(i)
Other Assets & Liabilities, Net	(784,809,076)
Net Assets	$3,237,326,015

Investment in Derivatives

Futures Contracts Outstanding at October 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	131	$40,914,575	Dec. 2011	$1,689,290	$(163,220)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At October 31, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At October 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $54,542,800 or 1.68% of net assets.
(d)

At October 31, 2011, investments in securities included securities valued at $16,616,700 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	The rate shown is the seven-day current annualized yield at October 31, 2011.
(f)	Investments in affiliates during the period ended October 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$42,085,238	$102,717,942	$(102,650,962)	$—	$42,152,218	$12,570	$42,152,218

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.150%)

Security Description	Value
Fannie Mae Pool	$10,321,740
Fannie Mae REMICS	1,670,270
Freddie Mac Non Gold Pool	2,000,132
Freddie Mac REMICS	990,362
Government National Mortgage Association	317,496
Total Market Value of Collateral Securities	$15,300,000

Citibank NA (0.130%)

Security Description	Value
Fannie Mae Pool	$2,006,337
Freddie Mac Gold Pool	85,783
Freddie Mac Non Gold Pool	3,007,880
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$4,124,956
Fannie Mae-Aces	135,322
Freddie Mac REMICS	5,162,285
Government National Mortgage Association	777,437
Total Market Value of Collateral Securities	$10,200,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,113,738
Fannie Mae-Aces	36,537
Freddie Mac REMICS	1,393,817
Government National Mortgage Association	209,908
Total Market Value of Collateral Securities	$2,754,000

Mizuho Securities USA, Inc. (0.140%)

Security Description	Value
Fannie Mae Grantor Trust	$135,126
Fannie Mae Pool	10,056,689
Fannie Mae Whole Loan	72,594
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	456,655
Freddie Mac Gold Pool	4,699,466
Freddie Mac Non Gold Pool	570,585
Freddie Mac REMICS	1,182,649
Ginnie Mae I pool	21,346,936
Government National Mortgage Association	4,319,300
Total Market Value of Collateral Securities	$42,840,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Cash Collateral in Lieu of Securities	$189,412
Fannie Mae Interest Strip	2,980,654
Fannie Mae REMICS	3,027,481
Freddie Mac Strips	258,891
United States Treasury Note/Bond	7,819,810
Total Market Value of Collateral Securities	$14,276,248

Nomura Securities (0.160%)

Security Description	Value
Fannie Mae REMICS	$121,549
Freddie Mac REMICS	1,457,848
Ginnie Mae I pool	8,941,892
Ginnie Mae II pool	9,458,963
Government National Mortgage Association	419,748
Total Market Value of Collateral Securities	$20,400,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$6,316,931
Fannie Mae REMICS	4,185,466
Fannie Mae Whole Loan	20,190
Fannie Mae-Aces	39,057
Freddie Mac Gold Pool	6,684,910
Freddie Mac Non Gold Pool	6,020,886
Freddie Mac Reference REMIC	402,034
Freddie Mac REMICS	4,075,590
Ginnie Mae I pool	2,880,333
Government National Mortgage Association	2,119,578
United States Treasury Note/Bond	2,955,028
Total Market Value of Collateral Securities	$35,700,003

Royal Bank of Canada (0.110%)

Security Description	Value
Fannie Mae Pool	$19,955,830
Federal Home Loan Mortgage Corp.-Government National Mortgage Association	100
Freddie Mac Gold Pool	5,117,380
Freddie Mac REMICS	5
Total Market Value of Collateral Securities	$25,073,315

(h)

At October 31, 2011, the cost of securities for federal income tax purposes was approximately $3,660,452,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$448,982,000
Unrealized Depreciation	(87,299,000)
Net Unrealized Appreciation	$361,683,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$331,213,948	$—	$—	$331,213,948
Consumer Staples	350,109,527	—	—	350,109,527
Energy	408,708,284	—	—	408,708,284
Financials	442,546,422	—	—	442,546,422
Health Care	361,873,807	—	—	361,873,807
Industrials	330,128,033	—	—	330,128,033
Information Technology	628,362,787	—	—	628,362,787
Materials	105,563,768	—	—	105,563,768
Telecommunication Services	106,930,194	—	—	106,930,194
Utilities	129,012,463	—	—	129,012,463
Total Equity Securities	3,194,449,233	—	—	3,194,449,233

Other
Money Market Funds	42,152,218	—	—	42,152,218
Investments of Cash Collateral Received for Securities on Loan	—	785,533,640	—	785,533,640
Total Other	42,152,218	785,533,640	—	827,685,858

Investments in Securities	3,236,601,451	785,533,640	—	4,022,135,091
Derivatives(c)
Assets
Futures Contracts	1,689,290	—	—	1,689,290
Liabilities
Futures Contracts	(163,220)	—	—	(163,220)
Total	$3,238,127,521	$785,533,640	$—	$4,023,661,161

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Limited Duration Credit Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 95.9%
Banking 6.7%
ANZ National International Ltd. Senior Unsecured (a)(b)
08/10/15	3.125%	$2,900,000	$2,938,934
Bank of America Corp. Senior Unsecured
03/17/16	3.625%	11,390,000	10,862,996
Citigroup, Inc. Senior Unsecured
10/15/14	5.500%	6,480,000	6,902,470
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	2,175,000	2,230,269
Goldman Sachs Group, Inc. (The) Senior Unsecured (c)
02/07/16	3.625%	11,475,000	11,369,476
JPMorgan Chase & Co. Senior Unsecured
03/01/16	3.450%	12,030,000	12,292,038
KeyCorp Senior Unsecured
08/13/15	3.750%	2,200,000	2,259,480
Morgan Stanley Senior Unsecured
04/29/16	3.800%	11,475,000	11,101,913
Santander U.S. Debt SA Unipersonal Bank Guaranteed (a)(b)
10/07/15	3.781%	600,000	557,150
Total			60,514,726
Chemicals 1.8%
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	9,204,000	10,242,625
Lyondell Chemical Co. Senior Secured
11/01/17	8.000%	4,872,000	5,481,000
Nova Chemicals Corp. Senior Unsecured (a)
11/01/16	8.375%	190,000	209,238
Total			15,932,863
Construction Machinery 1.0%
Case New Holland, Inc.
09/01/13	7.750%	4,225,000	4,499,625
Manitowoc Co., Inc. (The)
11/01/13	7.125%	4,350,000	4,360,875
Total			8,860,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 0.3%
Beam, Inc. Senior Unsecured
06/15/14	6.375%	$2,824,000	$3,098,134
Electric 21.6%
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	2,825,000	2,971,417
Arizona Public Service Co.
Senior Unsecured
06/30/14	5.800%	3,267,000	3,657,423
05/15/15	4.650%	10,568,000	11,571,717
08/01/16	6.250%	1,040,000	1,223,089
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	4,195,000	4,247,438
12/15/15	6.875%	7,600,000	8,253,091
Carolina Power & Light Co. 1st Mortgage
04/01/15	5.150%	335,000	376,579
Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	3,835,000	4,130,893
Consumers Energy Co.
1st Mortgage
02/15/14	6.000%	1,305,000	1,437,323
03/15/15	5.000%	4,270,000	4,720,229
08/15/16	5.500%	1,395,000	1,591,980
09/15/18	5.650%	1,000,000	1,175,171
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	13,616,000	15,583,458
06/01/16	6.350%	1,530,000	1,768,210
Dominion Resources, Inc.
Senior Unsecured
01/15/16	5.200%	4,225,000	4,737,919
06/15/18	6.400%	5,405,000	6,498,431
08/01/33	5.250%	6,579,000	7,318,789
Duke Energy Carolinas LLC
01/15/18	5.250%	2,000,000	2,342,184
Duke Energy Corp.
Senior Unsecured
04/01/15	3.350%	16,162,000	17,014,481
06/15/18	6.250%	3,085,000	3,697,897
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	380,000	450,659
Indiana Michigan Power Co.
Senior Unsecured
11/01/12	6.375%	2,500,000	2,624,653
11/15/14	5.050%	7,455,000	8,151,573
Metropolitan Edison Co.
Senior Unsecured
03/15/13	4.950%	5,746,000	6,000,134

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
04/01/14	4.875%	$1,267,000	$1,337,871
MidAmerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	1,385,000	1,492,828
NRG Energy, Inc. (c)
01/15/17	7.375%	3,985,000	4,149,381
Nevada Power Co.
01/15/15	5.875%	6,587,000	7,371,986
03/15/16	5.950%	1,560,000	1,805,065
08/01/18	6.500%	1,205,000	1,446,483
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	5,311,000	5,839,614
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	1,200,000	1,284,547
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	12,895,000	14,695,142
Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	6,215,000	7,101,868
Sierra Pacific Power Co.
05/15/16	6.000%	8,508,000	9,903,584
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	1,350,000	1,603,209
TransAlta Corp. Senior Unsecured (a)
01/15/15	4.750%	15,394,000	16,502,911
Total			196,079,227
Entertainment 0.3%
Time Warner, Inc.
07/15/15	3.150%	3,071,000	3,211,577
Food and Beverage 5.2%
Bacardi Ltd. (a)(b)
04/01/14	7.450%	9,455,000	10,790,112
ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	6,219,000	6,961,791
Constellation Brands, Inc.
12/15/14	8.375%	1,218,000	1,361,115
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	1,200,000	1,415,398
08/23/18	6.125%	11,575,000	13,774,354

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
SABMiller PLC Senior Unsecured (a)(b)
01/15/14	5.700%	$11,605,000	$12,651,145
Total			46,953,915
Gas Pipelines 13.0%
Centerpoint Energy Resources Corp. Senior Unsecured
01/15/14	5.950%	3,300,000	3,592,730
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	15,625,000	18,018,641
Enterprise Products Operating LLC
06/01/15	3.700%	1,735,000	1,830,177
02/01/16	3.200%	8,330,000	8,631,329
Gulfstream Natural Gas System LLC (b)
Senior Unsecured
11/01/15	5.560%	2,140,000	2,386,601
06/01/16	6.950%	7,526,000	8,837,752
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/15	5.625%	4,000,000	4,406,128
03/01/16	3.500%	4,615,000	4,824,322
02/15/18	5.950%	1,490,000	1,702,791
Midcontinent Express Pipeline LLC Senior Unsecured (b)
09/15/14	5.450%	13,470,000	14,478,216
Nisource Finance Corp.
09/15/17	5.250%	9,350,000	10,415,096
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	3,111,000	3,686,379
04/15/17	5.950%	8,565,000	9,925,930
Panhandle Eastern Pipeline Co. LP
Senior Unsecured
08/15/13	6.050%	5,000,000	5,383,800
11/01/17	6.200%	2,480,000	2,888,776
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	7,600,000	8,101,904
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	527,000	584,970
Rockies Express Pipeline LLC Senior Unsecured (b)
04/15/15	3.900%	4,555,000	4,474,176
Southern Natural Gas Co. Senior Unsecured (b)
04/01/17	5.900%	3,530,000	4,026,343
Total			118,196,061
Health Care 4.0%
AmerisourceBergen Corp.
09/15/15	5.875%	8,120,000	9,249,216

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	$3,010,000	$3,228,782
Express Scripts, Inc.
05/15/16	3.125%	15,715,000	16,072,328
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	3,240,000	3,669,038
Medco Health Solutions, Inc. Senior Unsecured
09/15/15	2.750%	4,025,000	4,077,638
Total			36,297,002
Independent Energy 4.1%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	12,957,000	14,890,405
Chesapeake Energy Corp.
07/15/13	7.625%	1,224,000	1,309,680
Denbury Resources, Inc.
03/01/16	9.750%	1,250,000	1,384,375
Encana Corp. Senior Unsecured (a)
12/01/17	5.900%	1,625,000	1,893,834
Forest Oil Corp.
02/15/14	8.500%	4,965,000	5,362,200
Newfield Exploration Co. Senior Subordinated Notes
09/01/14	6.625%	2,630,000	2,656,300
Petrohawk Energy Corp.
08/01/14	10.500%	1,475,000	1,644,625
Woodside Finance Ltd. (a)(b)
11/10/14	4.500%	8,000,000	8,537,053
Total			37,678,472
Integrated Energy 1.2%
Marathon Petroleum Corp. Senior Unsecured (b)
03/01/16	3.500%	9,250,000	9,489,122
Petro-Canada Senior Unsecured (a)
05/15/18	6.050%	1,511,000	1,781,090
Total			11,270,212
Life Insurance 2.6%
Metropolitan Life Global Funding I Secured (b)
06/14/18	3.650%	8,855,000	9,026,945
Prudential Financial, Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
01/14/15	3.875%	$9,530,000	$9,959,870
09/17/15	4.750%	2,475,000	2,649,928
12/01/17	6.000%	1,960,000	2,242,259
Total			23,879,002
Media Cable 4.2%
CSC Holdings LLC
Senior Unsecured
04/15/14	8.500%	1,000,000	1,097,500
06/15/15	8.500%	495,000	535,838
Charter Communications Operating LLC/Capital Secured (b)
04/30/12	8.000%	2,870,000	2,934,575
Comcast Corp.
03/15/16	5.900%	1,165,000	1,346,651
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	3,208,000	3,288,887
03/01/16	3.500%	2,000,000	2,081,506
DISH DBS Corp.
02/01/16	7.125%	3,924,000	4,169,250
Time Warner Cable, Inc.
05/01/17	5.850%	18,062,000	20,563,424
Videotron Ltee (a)
01/15/14	6.875%	1,752,000	1,765,140
Total			37,782,771
Media Non-Cable 8.6%
BSKYB Finance UK PLC (a)(b)
10/15/15	5.625%	12,620,000	14,215,938
British Sky Broadcasting Group PLC (a)(b)
02/15/18	6.100%	3,060,000	3,454,461
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	16,285,000	16,703,036
News America, Inc.
12/15/14	5.300%	1,270,000	1,394,497
RR Donnelley & Sons Co.
Senior Unsecured
04/01/14	4.950%	8,700,000	8,526,000
05/15/15	5.500%	6,000,000	5,700,000
Reed Elsevier Capital, Inc.
06/15/12	4.625%	1,530,000	1,561,100
01/15/14	7.750%	4,378,000	4,950,765
TCM Sub LLC (b)
01/15/15	3.550%	14,300,000	14,989,397
Thomson Reuters Corp. (a)
07/15/18	6.500%	5,360,000	6,420,546
Total			77,915,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 2.0%
ArcelorMittal Senior Unsecured (a)(c)
03/01/16	3.750%	$14,956,000	$14,732,213
FMG Resources August 2006 Proprietary Ltd. (a)(b)
11/01/15	7.000%	1,250,000	1,254,688
United States Steel Corp. Senior Unsecured
06/01/13	5.650%	2,525,000	2,569,187
Total			18,556,088
Non-Captive Diversified 1.6%
General Electric Capital Corp. Senior Unsecured
10/17/16	3.350%	14,040,000	14,427,644
Oil Field Services 0.4%
Weatherford International Ltd. (a)
02/15/16	5.500%	3,160,000	3,487,212
Property & Casualty 0.3%
Liberty Mutual Group, Inc. Senior Unsecured (b)
03/15/14	5.750%	2,600,000	2,703,012
Railroads 0.9%
CSX Corp. Senior Unsecured
03/15/18	6.250%	3,760,000	4,486,105
Kansas City Southern Railway
06/01/15	8.000%	3,240,000	3,450,600
Total			7,936,705
Refining 1.2%
Valero Energy Corp.
02/01/15	4.500%	9,980,000	10,772,801
Retailers 2.8%
Best Buy Co., Inc. Senior Unsecured
03/15/16	3.750%	11,705,000	11,468,957
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	11,706,000	13,668,370
Total			25,137,327
Supermarkets 0.6%
Kroger Co. (The)
10/01/15	3.900%	5,000,000	5,377,110

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 1.4%
ERAC U.S.A. Finance LLC (b)
10/15/17	6.375%	$10,930,000	$12,740,429
Wireless 1.3%
America Movil SAB De Cv (a)
09/08/16	2.375%	1,790,000	1,794,761
Nextel Communications, Inc.
03/15/14	5.950%	1,241,000	1,185,155
Rogers Communications, Inc. (a)
08/15/18	6.800%	7,045,000	8,550,864
Total			11,530,780
Wirelines 8.8%
AT&T, Inc. Senior Unsecured
08/15/15	2.500%	14,865,000	15,418,798
Deutsche Telekom International Finance BV (a)(b)
04/11/16	3.125%	8,075,000	8,248,152
Embarq Corp. Senior Unsecured
06/01/16	7.082%	17,945,000	19,448,307
Frontier Communications Corp. Senior Unsecured
01/15/13	6.250%	3,258,000	3,331,305
Telecom Italia Capital SA (a)
10/01/15	5.250%	7,400,000	7,206,128
Telefonica Emisiones SAU (a)
01/15/15	4.949%	6,625,000	6,809,698
02/16/16	3.992%	2,570,000	2,528,322
Verizon Communications, Inc. Senior Unsecured (d)
11/01/16	2.000%	12,725,000	12,749,114
Windstream Corp.
08/01/13	8.125%	3,975,000	4,253,250
Total			79,993,074
Total Corporate Bonds & Notes (Cost: $852,743,663)			$870,332,384

U.S. Treasury Obligations 0.2%
U.S. Treasury (c)
09/30/16	1.000%	2,120,000	2,121,484
Total U.S. Treasury Obligations (Cost: $2,113,707)			$2,121,484

		Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.123% (e)(f)		26,891,765	$26,891,765
Total Money Market Funds (Cost: $26,891,765)			$26,891,765

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.8%
Repurchase Agreements 1.8%
Natixis Financial Products, Inc. dated 10/31/11, matures 11/01/11, repurchase price $3,000,008 (g)
	0.090%	3,000,000	$3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 10/31/11, matures 11/01/11, repurchase price $10,000,050 (g)
	0.180%	$10,000,000	$10,000,000
Societe Generale dated 10/31/11, matures 11/01/11, repurchase price $3,567,784 (g)
	0.130%	3,567,771	3,567,771
Total			16,567,771
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $16,567,771)			$16,567,771
Total Investments
(Cost: $898,316,906) (h)			$915,913,404(i)
Other Assets & Liabilities, Net			(8,563,207)
Net Assets			$907,350,197

Investment in Derivatives

At October 31, 2011, $3,112,600 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at October 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	(422)	$(92,958,688)	Jan. 2012	$65,305	$—
U.S. Treasury Note, 5-year	(2,680)	(328,593,138)	Jan. 2012	—	(406,908)
U.S. Treasury Note, 10-year	(306)	(39,493,125)	Dec. 2011	10,480	—
Total				$75,785	$(406,908)

Notes to Portfolio of Investments
(a)	Represents a foreign security. At October 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $136,329,590 or 15.03% of net assets.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of these securities amounted to $148,734,201 or 16.39% of net assets.

(c)	At October 31, 2011, security was partially or fully on loan.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2011.

(f)	Investments in affiliates during the period ended October 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$26,351,912	$95,288,295	$(94,748,442)	$—	$26,891,765	$10,756	$26,891,765

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Natixis Financial Products, Inc. (0.090%)
Security Description	Value
Cash Collateral in Lieu of Securities	$40,588
Fannie Mae Interest Strip	638,712
Fannie Mae REMICS	648,746
Freddie Mac Strips	55,477
United States Treasury Note/Bond	1,675,673
Total Market Value of Collateral Securities	$3,059,196
Pershing LLC (0.180%)
Security Description	Value
Fannie Mae Pool	$1,804,837
Fannie Mae REMICS	1,195,847
Fannie Mae Whole Loan	5,769
Fannie Mae-Aces	11,159
Freddie Mac Gold Pool	1,909,974
Freddie Mac Non Gold Pool	1,720,253
Freddie Mac Reference REMIC	114,867
Freddie Mac REMICS	1,164,454
Ginnie Mae I pool	822,952
Government National Mortgage Association	605,594
United States Treasury Note/Bond	844,294
Total Market Value of Collateral Securities	$10,200,000
Societe Generale (0.130%)
Security Description	Value
Fannie Mae Pool	$917,744
Fannie Mae REMICS	524,085
Freddie Mac Gold Pool	308,022
Freddie Mac Non Gold Pool	88,876
Freddie Mac REMICS	916,528
Government National Mortgage Association	883,872
Total Market Value of Collateral Securities	$3,639,127

(h)

At October 31, 2011, the cost of securities for federal income tax purposes was approximately $898,317,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,242,000
Unrealized Depreciation	(2,646,000)
Net Unrealized Appreciation	$17,596,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 - Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$870,332,384	$—	$870,332,384
U.S. Treasury Obligations	2,121,484	—	—	2,121,484
Total Bonds	2,121,484	870,332,384	—	872,453,868

Other
Money Market Funds	26,891,765	—	—	26,891,765
Investments of Cash Collateral Received for Securities on Loan	—	16,567,771	—	16,567,771
Total Other	26,891,765	16,567,771	—	43,459,536

Investments in Securities	29,013,249	886,900,155	—	915,913,404
Derivatives(c)
Assets
Futures Contracts	75,785	—	—	75,785
Liabilities
Futures Contracts	(406,908)	—	—	(406,908)
Total	$28,682,126	$886,900,155	$—	$915,582,281

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Money Market Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 22.1%
Chariot Funding LLC (a)
11/01/11	0.140%	$40,000,000	$40,000,000
11/29/11	0.140%	34,000,000	33,996,298
FCAR Owner Trust Series I
11/15/11	0.190%	12,000,000	11,999,067
12/02/11	0.230%	24,000,000	23,995,247
12/06/11	0.230%	39,000,000	38,991,279
Fairway Finance Co. LLC (a)
11/18/11	0.140%	43,000,000	42,996,954
01/20/12	0.220%	22,838,000	22,826,835
Jupiter Securitization Co. LLC (b)
12/14/11	0.017%	65,000,000	64,986,802
Market Street Funding LLC (b)
11/21/11	0.140%	28,188,000	28,185,651
Metlife Short Term Funding LLC (a)
11/01/11	0.243%	25,000,000	25,000,000
11/17/11	0.170%	30,000,000	29,997,600
01/04/12	0.240%	25,000,000	24,989,333
Old Line Funding LLC (a)
12/20/11	0.170%	35,000,000	34,991,901
Thunder Bay Funding LLC (a)
11/22/11	0.140%	45,011,000	45,007,324
Thunder Bay Funding LLC (b)
11/15/11	0.130%	17,113,000	17,112,068
Total Asset-Backed Commercial Paper (Cost: $485,076,359)			$485,076,359

Commercial Paper 30.3%
Banking 14.7%
Bank of Nova Scotia Trust Co.
11/02/11	0.010%	64,999,964	64,999,964
Barclays U.S. Funding Corp.
11/01/11	0.122%	10,000,000	10,000,000
Canadian Imperial Holdings, Inc. (c)
11/03/11	0.020%	84,999,858	84,999,858
JPMorgan Chase & Co.
11/02/11	0.010%	64,499,982	64,499,982
State Street Corp.
11/02/11	0.070%	35,000,000	34,999,864
01/10/12	0.200%	50,000,000	49,980,556
Westpac Banking Corp. (b)(c)
12/08/11	0.270%	12,396,559	12,396,559
Total			321,876,783
Diversified Manufacturing 3.9%
General Electric Co.
11/02/11	0.030%	84,999,882	84,999,882

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Life Insurance 3.1%
New York Life Capital Corp. (b)
12/12/11	0.170%	$67,986,834	$67,986,834
Pharmaceuticals 5.1%
Roche Holdings, Inc. (b)
11/14/11	0.060%	17,000,000	16,999,632
11/21/11	0.060%	22,000,000	21,999,267
Sanofi Aventis (a)(c)
12/12/11	0.100%	36,000,000	35,995,900
Sanofi Aventis (b)(c)
12/15/11	0.220%	38,000,000	37,989,782
Total			112,984,581
Retailers 3.5%
Wal-Mart Stores, Inc.
11/30/11	0.050%	60,000,000	59,997,583
Wal-Mart Stores, Inc. (b)
12/02/11	0.060%	18,000,000	17,999,070
Total			77,996,653
Total Commercial Paper (Cost: $665,844,733)			$665,844,733

Certificates of Deposit 16.1%
Bank of Montreal
11/04/11	0.040%	85,000,000	85,000,000
Citibank NA
11/01/11	0.100%	75,000,000	75,000,000
Royal Bank of Canada (c)
11/01/11	0.030%	67,000,000	67,000,000
Toronto Dominion Bank
12/07/11	0.090%	82,000,000	82,000,000
Westpac Banking Corp. (d)
07/03/12	0.361%	45,000,000	45,000,000
Total Certificates of Deposit (Cost: $354,000,000)			$354,000,000

U.S. Government & Agency Obligations 12.3%
Federal Home Loan Banks
11/02/11	0.010%	2,000,000	1,999,999
11/14/11	0.020%	18,000,000	17,999,870
11/16/11	0.020%	55,000,000	54,999,542
07/24/12	0.375%	31,000,000	31,000,000
09/19/12	0.350%	27,000,000	27,000,000
11/15/12	0.400%	22,500,000	22,500,000
Federal Home Loan Banks (d)
01/19/12	0.170%	15,000,000	15,000,000
01/24/12	0.170%	25,000,000	25,000,000
02/02/12	0.170%	25,000,000	25,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations (continued)
09/05/12	0.190%	$50,000,000	$50,000,000
Total U.S. Government & Agency Obligations (Cost: $270,499,411)			$270,499,411

U.S. Government-Insured Debt 3.0%
Straight-A Funding LLC (b)(e)
11/07/11	0.100%	35,000,000	34,999,300
Straight-A Funding LLC (e)
11/10/11	0.070%	30,000,000	29,999,400
Total U.S. Government-Insured Debt (Cost: $64,998,700)			$64,998,700

Repurchase Agreements 0.5%
Tri-party Barclays Bank PLC dated 10/31/2011, matures 11/01/2011, repurchase price $11,500,026 (collateralized by U.S. Treasury Bond) Total market value $11,500,063
	4.000%	11,500,000	$11,500,000
Total Repurchase Agreements (Cost: $11,500,000)			$11,500,000

Treasury Note Short-Term 14.6%
U.S. Treasury Bills
11/03/11	0.010%	164,200,000	$164,199,891
11/10/11	0.010%	73,000,000	72,999,708
11/17/11	0.010%	83,000,000	82,999,715
Total Treasury Note Short-Term (Cost: $320,199,314)			$320,199,314

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 2.6%
Car Loan 2.2%
AmeriCredit Automobile Receivables Trust Series 2011-4 Class A1
10/09/12	0.339%	$17,331,138	$17,331,138
Enterprise Fleet Financing LLC Series 2011-2 Class A1 (a)
07/20/12	0.384%	15,342,726	15,342,726
SMART Trust (a)
Series 2011-1USA Class A1
03/14/12	0.432%	206,418	206,418
Series 2011-2USA Class A1
07/14/12	0.365%	6,073,673	6,073,673
Santander Drive Auto Receivables Trust Series 2011-1 Class A1
05/15/12	0.312%	8,234,467	8,234,467
Westlake Automobile Receivables Trust Series 2011-1A Class A1 (a)
05/15/12	0.391%	1,371,222	1,371,222
Total			48,559,644
Other Industry 0.4%
AmeriCredit Automobile Receivables Trust Series 2011-5 Class A1 (f)
11/24/12	0.900%	9,300,000	9,300,000
Total Asset-Backed Securities - Non-Agency (Cost: $57,859,644)			$57,859,644
Total Investments
(Cost: $2,229,978,161) (g)			$2,229,978,161(h)
Other Assets & Liabilities, Net			(33,492,577)
Net Assets			$2,196,485,584

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of these securities amounted to $375,908,252 or 17.11% of net assets.

(b)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of these securities amounted to $320,654,965 or 14.60% of net assets.

(c)	Represents a foreign security. At October 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $238,382,099 or 10.85% of net assets.
(d)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on October 31, 2011. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(e)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Also represents the cost of securities for federal income tax purposes at October 31, 2011.
(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Short-Term Securities
Asset-Backed Commercial Paper	$—	$485,076,359	$—	$485,076,359
Commercial Paper	—	665,844,733	—	665,844,733
Certificates of Deposit	—	354,000,000	—	354,000,000
U.S. Government & Agency Obligations	—	270,499,411	—	270,499,411
U.S. Government-Insured Debt	—	64,998,700	—	64,998,700
Repurchase Agreements	—	11,500,000	—	11,500,000
Treasury Note Short-Term	—	320,199,314	—	320,199,314
Total Short-Term Securities	—	2,172,118,517	—	2,172,118,517

Bonds
Asset-Backed Securities - Non-Agency	—	57,859,644	—	57,859,644
Total Bonds	—	57,859,644	—	57,859,644
Total	$—	$2,229,978,161	$—	$2,229,978,161

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Income Opportunities Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 92.5%
Aerospace & Defense 3.2%
ADS Tactical, Inc. Senior Secured (a)(b)
04/01/18	11.000%	$13,352,000	$13,619,040
Huntington Ingalls Industries, Inc. (b)
03/15/18	6.875%	6,248,000	6,294,860
03/15/21	7.125%	8,333,000	8,437,162
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	17,369,000	17,976,915
Oshkosh Corp.
03/01/17	8.250%	2,451,000	2,518,403
03/01/20	8.500%	9,029,000	9,299,870
TransDigm, Inc.
12/15/18	7.750%	4,324,000	4,691,540
Total			62,837,790
Automotive 3.1%
American Axle & Manufacturing, Inc. (c)
11/15/19	7.750%	2,883,000	2,883,000
Chrysler Group LLC/Co-Issuer, Inc. (a)(b)
Senior Secured
06/15/19	8.000%	2,361,000	2,160,315
Chrysler Group LLC/Co-Issuer, Inc. (b)
Senior Secured
06/15/21	8.250%	5,827,000	5,302,570
Collins & Aikman Products Co. Senior Subordinated Notes (b)(d)(e)(i)
08/15/12	12.875%	6,910,000	691
Dana Holding Corp.
Senior Unsecured
02/15/21	6.750%	12,933,000	13,094,662
Dana Holding Corp. (a)
Senior Unsecured
02/15/19	6.500%	1,640,000	1,660,500
Delphi Corp. (a)(b)
05/15/19	5.875%	2,718,000	2,731,590
Delphi Corp. (b)
05/15/21	6.125%	1,812,000	1,830,120
Lear Corp. Escrow Bond (d)(e)(f)
03/31/16	0.000%	1,595,000	2,393
Lear Corp.
03/15/18	7.875%	3,873,000	4,182,840
03/15/20	8.125%	12,095,000	13,244,025
TRW Automotive, Inc. (b)
12/01/17	8.875%	3,135,000	3,432,825
Visteon Corp. (b)
04/15/19	6.750%	10,170,000	9,915,750
Total			60,441,281
Banking 0.4%
Capital One/IV (g)
02/17/37	6.745%	2,185,000	2,119,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Lloyds Banking Group PLC (b)(h)
11/29/49	4.750%	$7,627,000	$4,843,145
Total			6,962,595
Brokerage 1.0%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	11,740,000	11,930,775
Senior Unsecured PIK
11/30/17	12.500%	6,880,000	7,929,200
Nuveen Investments, Inc.
11/15/15	10.500%	230,000	230,000
Total			20,089,975
Building Materials 1.9%
Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	13,948,000	14,471,050
Euramax International, Inc. Senior Secured (b)
04/01/16	9.500%	5,825,000	4,965,812
Gibraltar Industries, Inc.
12/01/15	8.000%	5,445,000	5,445,000
Interface, Inc.
12/01/18	7.625%	1,800,000	1,885,500
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	5,589,000	5,127,907
Nortek, Inc. (a)(b)
12/01/18	10.000%	664,000	650,720
Nortek, Inc. (b)
04/15/21	8.500%	4,191,000	3,719,513
Total			36,265,502
Chemicals 3.5%
CF Industries, Inc.
05/01/18	6.875%	3,403,000	3,879,420
05/01/20	7.125%	1,014,000	1,176,240
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	3,302,000	3,260,725
Ineos Finance PLC Senior Secured (b)(h)
05/15/15	9.000%	8,080,000	8,261,800
JM Huber Corp. Senior Unsecured (b)(c)
11/01/19	9.875%	5,150,000	5,201,500
Koppers, Inc.
12/01/19	7.875%	4,115,000	4,341,325
Lyondell Chemical Co. Senior Secured
11/01/17	8.000%	13,254,000	14,910,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Momentive Performance Materials, Inc.
06/15/14	12.500%	$3,157,000	$3,346,420
Nalco Co. (b)
01/15/19	6.625%	12,234,000	13,640,910
Nova Chemicals Corp. (h)
Senior Unsecured
11/01/16	8.375%	2,880,000	3,171,600
11/01/19	8.625%	960,000	1,080,000
Polypore International, Inc.
11/15/17	7.500%	6,300,000	6,426,000
Total			68,696,690
Construction Machinery 3.3%
Case New Holland, Inc.
12/01/17	7.875%	13,464,000	15,180,660
Columbus McKinnon Corp.
02/01/19	7.875%	2,139,000	2,192,475
Manitowoc Co., Inc. (The)
11/01/20	8.500%	7,705,000	8,013,200
Manitowoc Co., Inc. (The) (a)
02/15/18	9.500%	2,637,000	2,782,035
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	7,912,000	7,120,800
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	3,265,000	3,313,975
RSC Equipment Rental, Inc./Holdings III LLC (b)
Senior Secured
07/15/17	10.000%	4,090,000	4,519,450
United Rentals North America, Inc.
12/15/19	9.250%	15,632,000	17,664,160
Xerium Technologies, Inc. (b)
06/15/18	8.875%	4,680,000	3,978,000
Total			64,764,755
Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.125%	5,232,000	4,970,400

Consumer Products 1.4%
ACCO Brands Corp. Senior Secured
03/15/15	10.625%	247,000	272,318
Central Garden and Pet Co.
03/01/18	8.250%	7,163,000	7,180,907
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	5,187,000	5,524,155

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	$13,031,000	$14,464,410
Total			27,441,790
Diversified Manufacturing 1.5%
Actuant Corp.
06/15/17	6.875%	2,215,000	2,270,375
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	8,025,000	8,466,375
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	4,943,000	5,264,295
Tomkins LLC/Inc. Secured (b)
10/01/18	9.250%	1,705,000	1,849,925
WireCo WorldGroup, Inc. (b)
05/15/17	9.750%	12,163,000	12,284,630
Total			30,135,600
Electric 1.9%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	907,000	995,433
AES Corp. (The) (b)
Senior Unsecured
07/01/21	7.375%	8,755,000	9,367,850
BHM Technologies LLC (d)(e)(f)(i)
10/12/26	0.000%	1,237,123	3,340
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	5,160,000	5,443,800
Dolphin Subsidiary II, Inc. Senior Unsecured (b)
10/15/21	7.250%	1,710,000	1,833,975
GenOn Energy, Inc.
Senior Unsecured
06/15/14	7.625%	685,000	698,700
GenOn Energy, Inc. (a)
Senior Unsecured
10/15/18	9.500%	4,640,000	4,895,200
GenOn REMA LLC Pass-Through Certificates
07/02/17	9.237%	101,025	101,025
Ipalco Enterprises, Inc. (b)
Senior Secured
04/01/16	7.250%	7,895,000	8,645,025
05/01/18	5.000%	1,745,000	1,762,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	$3,460,531	$3,529,741
Total			37,276,539
Entertainment 0.7%
AMC Entertainment, Inc.
06/01/19	8.750%	5,789,000	6,121,868
Cinemark U.S.A., Inc.
06/15/19	8.625%	1,557,000	1,689,345
Speedway Motorsports, Inc.
06/01/16	8.750%	3,780,000	4,035,150
02/01/19	6.750%	2,778,000	2,729,385
Total			14,575,748
Environmental 0.2%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	3,411,000	3,607,133

Food and Beverage 0.7%
Cott Beverages, Inc.
11/15/17	8.375%	5,770,000	6,202,750
09/01/18	8.125%	4,186,000	4,468,555
Darling International, Inc.
12/15/18	8.500%	1,295,000	1,453,638
Dean Foods Co. (a)
12/15/18	9.750%	2,243,000	2,405,617
Total			14,530,560
Gaming 3.5%
Caesars Entertainment Operating Co., Inc. Senior Secured
06/01/17	11.250%	4,510,000	4,825,700
FireKeepers Development Authority Senior Secured (b)
05/01/15	13.875%	2,564,000	2,903,730
MGM Resorts International Senior Secured
03/15/20	9.000%	13,387,000	14,692,232
Penn National Gaming, Inc. Senior Subordinated Notes (a)
08/15/19	8.750%	6,799,000	7,342,920
Pinnacle Entertainment, Inc.
06/15/15	7.500%	919,000	902,918
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	3,395,000	3,581,725
San Pasqual Casino (b)
09/15/13	8.000%	587,000	582,598

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	$6,000,000	$6,240,000
10/01/20	7.804%	4,310,000	4,163,201
Senior Secured
10/01/20	6.535%	9,815,000	9,472,456
Seneca Gaming Corp. (b)
12/01/18	8.250%	5,317,000	5,290,415
Shingle Springs Tribal Gaming Authority Senior Notes (b)
06/15/15	9.375%	5,394,000	2,858,820
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	5,751,000	5,779,755
Total			68,636,470
Gas Pipelines 3.4%
El Paso Corp.
Senior Unsecured
06/15/14	6.875%	750,000	826,875
06/01/18	7.250%	8,430,000	9,378,375
09/15/20	6.500%	6,977,000	7,622,372
01/15/32	7.750%	9,019,000	10,394,397
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	5,400,000	5,994,000
12/01/18	6.875%	5,453,000	5,766,548
07/15/21	6.500%	9,083,000	9,446,320
Sonat, Inc. Senior Unsecured
02/01/18	7.000%	675,000	735,750
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	12,990,000	13,184,850
Southern Star Central Corp. (b)
Senior Unsecured
03/01/16	6.750%	3,600,000	3,645,000
Total			66,994,487
Health Care 5.4%
AMGH Merger Sub, Inc. Senior Secured (b)
11/01/18	9.250%	1,246,000	1,317,645
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	3,245,000	3,391,025
CHS/Community Health Systems, Inc. (a)
07/15/15	8.875%	9,493,000	9,718,459
ConvaTec Healthcare E SA Senior Unsecured (b)(h)
12/15/18	10.500%	10,197,000	9,814,613
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	1,394,000	1,463,700
HCA, Inc.
02/15/22	7.500%	240,000	244,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Senior Secured
02/15/20	6.500%	$14,399,000	$15,082,952
09/15/20	7.250%	24,445,000	26,186,706
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	4,174,000	4,278,350
Healthsouth Corp.
02/15/20	8.125%	3,392,000	3,358,080
09/15/22	7.750%	734,000	734,000
InVentiv Health, Inc. (b)
08/15/18	10.000%	3,459,000	3,355,230
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,672,000	1,743,060
Omnicare, Inc.
06/01/20	7.750%	4,989,000	5,363,175
STHI Holding Corp. Secured (b)
03/15/18	8.000%	2,184,000	2,227,680
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	3,560,000	4,022,800
Vanguard Health Holding Co. II LLC/Inc.
02/01/19	7.750%	2,077,000	2,056,230
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/18	8.000%	11,335,000	11,590,037
Total			105,948,542
Home Construction 0.4%
KB Home
09/15/17	9.100%	1,020,000	933,300
Shea Homes LP/Funding Corp. Senior Secured (b)
05/15/19	8.625%	7,445,000	6,737,725
William Lyon Homes, Inc. (d)
02/15/14	7.500%	309,000	55,620
Total			7,726,645
Independent Energy 8.2%
Antero Resources Finance Corp. (b)
08/01/19	7.250%	324,000	333,720
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	235,000	243,813
Senior Unsecured
06/01/14	10.250%	6,200,000	7,021,500
11/01/20	6.750%	2,070,000	2,090,700
Brigham Exploration Co.
10/01/18	8.750%	3,920,000	4,625,600
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	11,882,000	12,060,230
Chaparral Energy, Inc.
10/01/20	9.875%	2,475,000	2,685,375
09/01/21	8.250%	6,591,000	6,706,342

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Chesapeake Energy Corp.
08/15/20	6.625%	$13,730,000	$14,828,400
02/15/21	6.125%	9,470,000	9,919,825
Comstock Resources, Inc.
10/15/17	8.375%	2,506,000	2,543,590
Concho Resources, Inc.
10/01/17	8.625%	4,332,000	4,721,880
01/15/21	7.000%	6,799,000	7,342,920
01/15/22	6.500%	970,000	1,018,500
Continental Resources, Inc.
10/01/19	8.250%	1,600,000	1,768,000
10/01/20	7.375%	832,000	902,720
04/01/21	7.125%	3,397,000	3,668,760
Denbury Resources, Inc.
02/15/20	8.250%	3,901,000	4,320,357
EXCO Resources, Inc.
09/15/18	7.500%	1,032,000	1,021,680
Forest Oil Corp.
12/15/11	8.000%	475,000	475,000
MEG Energy Corp. (b)(h)
03/15/21	6.500%	6,360,000	6,630,300
Oasis Petroleum, Inc. (b)
02/01/19	7.250%	7,209,000	7,569,450
Oasis Petroleum, Inc. (c)
11/01/21	6.500%	7,004,000	7,039,020
Petrohawk Energy Corp.
08/15/18	7.250%	9,594,000	10,985,130
06/01/19	6.250%	1,682,000	1,900,660
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	11,095,000	11,982,600
Range Resources Corp.
05/01/18	7.250%	83,000	89,433
05/15/19	8.000%	2,835,000	3,161,025
08/01/20	6.750%	3,885,000	4,312,350
Range Resources Corp. (a)
06/01/21	5.750%	7,170,000	7,671,900
Southwestern Energy Co.
02/01/18	7.500%	2,310,000	2,679,600
Whiting Petroleum Corp.
02/01/14	7.000%	7,655,000	8,267,400
Total			160,587,780
Life Insurance 0.9%
ING Groep NV (g)(h)
12/29/49	5.775%	22,613,000	17,920,803

Lodging 0.4%
Starwood Hotels & Resorts Worldwide, Inc.
Senior Unsecured
05/15/18	6.750%	4,605,000	5,111,550
12/01/19	7.150%	993,000	1,114,642

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Lodging (continued)
Wyndham Worldwide Corp. Senior Unsecured
02/01/18	5.750%	$1,017,000	$1,067,116
Total			7,293,308
Media Cable 4.1%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	18,534,000	20,016,720
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	7,261,000	8,241,235
CSC Holdings LLC (b)(c)
Senior Unsecured
11/15/21	6.750%	3,767,000	3,767,000
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	1,889,000	2,049,565
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
11/15/17	8.625%	11,354,000	11,864,930
DISH DBS Corp.
09/01/19	7.875%	13,251,000	14,542,972
Insight Communications Co., Inc. Senior Unsecured (b)
07/15/18	9.375%	8,560,000	9,715,600
Quebecor Media, Inc. (b)(d)(e)(h)
01/15/49	9.750%	1,885,000	98,020
Quebecor Media, Inc. (h)
Senior Unsecured
03/15/16	7.750%	9,725,000	10,041,062
03/15/16	7.750%	205,000	211,663
Total			80,548,767
Media Non-Cable 6.8%
AMC Networks, Inc. (a)(b)
07/15/21	7.750%	10,265,000	11,137,525
Belo Corp.
11/15/16	8.000%	11,890,000	12,841,200
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	16,172,000	17,546,620
Cumulus Media, Inc. (a)(b)
05/01/19	7.750%	3,395,000	3,140,375
EH Holding Corp. Senior Secured (b)
06/15/19	6.500%	4,388,000	4,486,730
Intelsat Jackson Holdings SA (b)(h)
04/01/19	7.250%	5,390,000	5,416,950
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	5,129,000	5,180,290

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Nielsen Finance LLC/Co.
10/15/18	7.750%	$6,317,000	$6,964,493
RR Donnelley & Sons Co.
Senior Unsecured
05/15/18	7.250%	2,991,000	2,916,225
RR Donnelley & Sons Co. (a)
Senior Unsecured
06/15/20	7.625%	1,296,000	1,271,700
Salem Communications Corp. Secured
12/15/16	9.625%	13,109,000	13,371,180
Sinclair Television Group, Inc. Secured (b)
11/01/17	9.250%	15,361,000	16,705,088
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (d)(e)
07/01/15	9.300%	145,416	137,738
Univision Communications, Inc. Senior Secured (b)
11/01/20	7.875%	12,209,000	12,331,090
XM Satellite Radio, Inc. (b)
11/01/18	7.625%	17,610,000	18,930,750
Ziff Davis Media, Inc. (d)(e)
12/15/11	13.500%	753,352	19,662
Total			132,397,616
Metals 5.2%
Alpha Natural Resources, Inc.
06/01/19	6.000%	7,776,000	7,756,560
Arch Coal, Inc. (b)
06/15/19	7.000%	9,839,000	10,109,572
06/15/21	7.250%	6,561,000	6,839,843
Calcipar SA Senior Secured (b)(h)
05/01/18	6.875%	7,554,000	7,025,220
Compass Minerals International, Inc.
06/01/19	8.000%	1,300,000	1,384,500
Consol Energy, Inc.
04/01/17	8.000%	4,862,000	5,323,890
04/01/20	8.250%	10,186,000	11,153,670
FMG Resources August 2006 Proprietary Ltd. (a)(b)(h)
02/01/16	6.375%	4,118,000	3,994,460
02/01/18	6.875%	6,658,000	6,391,680
FMG Resources August 2006 Proprietary Ltd. (b)(h)
11/01/15	7.000%	13,309,000	13,358,909
Senior Notes
11/01/19	8.250%	6,950,000	7,123,750
JMC Steel Group Senior Notes (b)
03/15/18	8.250%	5,673,000	5,616,270

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Neenah Foundry Co. Secured PIK
07/29/15	15.000%	$923,648	$900,557
Novelis, Inc. (h)
12/15/20	8.750%	7,380,000	8,044,200
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	6,445,000	6,412,775
Total			101,435,856
Non-Captive Consumer 1.2%
SLM Corp.
Senior Notes
01/25/16	6.250%	5,528,000	5,528,000
Senior Unsecured
03/25/20	8.000%	8,584,000	8,927,360
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	12,456,000	9,404,280
Total			23,859,640
Non-Captive Diversified 7.4%
Ally Financial, Inc.
12/01/17	6.250%	7,875,000	7,776,563
03/15/20	8.000%	26,975,000	27,784,250
09/15/20	7.500%	3,890,000	3,928,900
CIT Group, Inc. (a)
Secured
05/01/17	7.000%	5,423,000	5,423,000
CIT Group, Inc. (a)(b)
Secured
04/01/18	6.625%	7,375,000	7,522,500
CIT Group, Inc. (b)
Secured
05/02/17	7.000%	19,935,000	19,885,162
Ford Motor Credit Co. LLC
Senior Unsecured
10/01/14	8.700%	1,085,000	1,213,720
05/15/18	5.000%	5,659,000	5,751,847
Ford Motor Credit Co. LLC (a)
Senior Unsecured
01/15/20	8.125%	18,155,000	22,033,543
02/01/21	5.750%	11,845,000	12,620,800
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	9,210,000	9,716,550
05/15/19	6.250%	4,604,000	4,333,833
International Lease Finance Corp. (a)
Senior Unsecured
03/15/17	8.750%	4,189,000	4,415,206
12/15/20	8.250%	11,162,000	11,552,670
Total			143,958,544
Oil Field Services 1.3%
Offshore Group Investments Ltd. (b)(h)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Senior Secured
08/01/15	11.500%	$2,995,000	$3,265,392
Offshore Group Investments Ltd. (h)
Senior Secured
08/01/15	11.500%	9,501,000	10,356,090
Oil States International, Inc.
06/01/19	6.500%	7,362,000	7,711,695
Trinidad Drilling Ltd. Senior Unsecured (b)(h)
01/15/19	7.875%	3,742,000	3,881,126
Total			25,214,303
Other Industry 0.9%
Atlantic Power Corp. (b)(c)
11/15/18	9.000%	7,080,000	6,923,674
Interline Brands, Inc.
11/15/18	7.000%	3,027,000	3,087,540
MarkWest Energy Partners LP/Finance Corp. (c)
06/15/22	6.250%	7,459,000	7,626,827
Total			17,638,041
Packaging 3.0%
ARD Finance SA Senior Secured PIK (b)(h)
06/01/18	11.125%	1,833,000	1,587,836
Ardagh Packaging Finance PLC (a)(b)(h)
Senior Secured
10/15/20	9.125%	4,570,000	4,547,150
Ardagh Packaging Finance PLC (b)(h)
Senior Secured
10/15/17	7.375%	7,693,000	7,923,790
Ball Corp.
09/01/19	7.375%	1,120,000	1,220,800
09/15/20	6.750%	1,151,000	1,248,835
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	3,632,000	3,813,600
08/01/19	7.750%	5,079,000	5,459,925
Reynolds Group Issuer, Inc./LLC (b)
Senior Secured
04/15/19	7.125%	8,925,000	9,103,500
08/15/19	7.875%	18,129,000	18,944,805
Senior Unsecured
08/15/19	9.875%	5,576,000	5,576,000
Total			59,426,241
Paper 1.0%
Cascades, Inc. (h)
12/15/17	7.750%	9,505,000	9,314,900
01/15/20	7.875%	2,000,000	1,950,000
Verso Paper Holdings LLC/Inc. Secured (a)
02/01/19	8.750%	10,238,000	7,371,360
Total			18,636,260

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 1.4%
Endo Pharmaceuticals Holdings, Inc. (b)
01/15/22	7.250%	$2,799,000	$3,015,922
Grifols, Inc. Senior Secured (a)(b)
02/01/18	8.250%	6,946,000	7,258,570
Mylan, Inc. (b)
07/15/17	7.625%	3,215,000	3,552,575
11/15/18	6.000%	9,175,000	9,633,750
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	2,848,000	2,969,040
Total			26,429,857
Property & Casualty –%
Lumbermens Mutual Casualty (b)(i)
12/01/37	9.150%	180,000	450
12/01/97	8.300%	4,600,000	11,500
Subordinated Notes
07/01/26	6.267%	9,865,000	24,663
Total			36,613
Railroads 0.1%
Kansas City Southern Railway
06/01/15	8.000%	1,875,000	1,996,875

Refining 0.3%
United Refining Co. Senior Secured
02/28/18	10.500%	6,612,000	6,380,580

Retailers 1.7%
Limited Brands, Inc.
05/01/20	7.000%	2,000,000	2,130,000
04/01/21	6.625%	3,530,000	3,706,500
QVC, Inc. (b)
Senior Secured
04/15/17	7.125%	1,768,000	1,865,240
10/01/19	7.500%	4,828,000	5,250,450
10/15/20	7.375%	6,333,000	6,902,970
Rite Aid Corp. Senior Secured (a)
08/15/20	8.000%	8,023,000	8,815,271
Toys R Us - Delaware, Inc. Senior Secured (b)
09/01/16	7.375%	1,051,000	1,058,883
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	3,589,000	3,790,881
Total			33,520,195
Technology 3.5%
Amkor Technology, Inc. (a)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
05/01/18	7.375%	$5,742,000	$5,799,420
Amkor Technology, Inc. (a)(b)
Senior Unsecured
06/01/21	6.625%	8,264,000	7,933,440
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	1,654,000	1,716,025
01/15/20	6.875%	5,399,000	5,655,452
CDW LLC/Finance Corp. Senior Secured (b)
12/15/18	8.250%	12,150,000	12,514,500
Cardtronics, Inc.
09/01/18	8.250%	4,169,000	4,408,718
CommScope, Inc. (b)
01/15/19	8.250%	1,878,000	1,849,830
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	2,535,000	2,687,100
First Data Corp. Senior Secured (b)
08/15/20	8.875%	4,050,000	4,293,000
Interactive Data Corp.
08/01/18	10.250%	9,650,000	10,373,750
NXP BV/Funding LLC Senior Secured (b)(h)
08/01/18	9.750%	3,796,000	4,194,580
iGate Corp. (b)
05/01/16	9.000%	7,032,000	7,032,000
Total			68,457,815
Transportation Services 0.4%
AE Escrow Corp. Senior Unsecured (b)
03/15/20	9.750%	6,171,000	6,417,840
Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%	1,021,000	1,066,945
Total			7,484,785
Wireless 4.0%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (b)
05/01/17	7.750%	2,016,000	2,182,320
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	11,188,000	11,607,550
Cricket Communications, Inc. (b)
10/15/20	7.750%	3,754,000	3,172,130
MetroPCS Wireless, Inc.
09/01/18	7.875%	4,835,000	4,907,525
11/15/20	6.625%	2,171,000	2,040,740
SBA Telecommunications, Inc.
08/15/16	8.000%	1,805,000	1,940,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
08/15/19	8.250%	$6,186,000	$6,758,205
Sprint Capital Corp.
11/15/28	6.875%	27,074,000	19,764,020
Wind Acquisition Finance SA (b)(h)
Secured
07/15/17	11.750%	10,465,000	10,360,350
Senior Secured
02/15/18	7.250%	16,115,000	15,631,550
Total			78,364,765
Wirelines 4.9%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	18,142,000	18,172,533
Frontier Communications Corp. Senior Unsecured (a)
04/15/20	8.500%	8,339,000	8,881,035
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750%	2,857,000	2,514,160
Level 3 Financing, Inc. (a)
04/01/19	9.375%	15,814,000	16,525,630
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	13,528,000	14,610,240
Qwest Communications International, Inc.
04/01/18	7.125%	600,000	613,500
Qwest Corp.
Senior Unsecured
12/01/21	6.750%	23,376,000	24,837,000
06/15/23	7.500%	4,035,000	4,019,869
Windstream Corp.
10/15/20	7.750%	5,885,000	6,149,825
Total			96,323,792
Total Corporate Bonds & Notes (Cost: $1,787,903,871)			$1,809,814,938

Convertible Bonds —%
Wirelines –%
At Home Corp. Subordinated Notes (d)(e)(i)
06/12/15	8.450%	$3,896,788	$390
Total Convertible Bonds (Cost: $—)			$390

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.9%
Gaming 0.6%
Caesars Octavius LLC (g)(j)
Tranche B Term Loan
04/25/17	9.250%	$5,562,000	$5,269,995
Caesars Octavius LLC (g)(j)(k)
Tranche B Term Loan
TBD	TBD	3,339,000	3,163,702
ROC Finance LLC Tranche B Term Loan (g)(j)
08/19/17	8.500%	2,477,000	2,446,038
Total			10,879,735
Media Non-Cable 0.3%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (g)(j)
03/18/19	7.500%	6,330,000	6,140,100
Total Senior Loans (Cost: $17,426,128)			$17,019,835

Issuer		Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY –%
Media –%
Haights Cross Communications, Inc. (e)(l)		275,078	$—
Ziff Davis Holdings, Inc. (d)(e)		6,107	61
Total			61
TOTAL CONSUMER DISCRETIONARY			61

CONSUMER STAPLES –%
Beverages –%
Cott Corp. (h)(m)		7,100	50,268
TOTAL CONSUMER STAPLES			50,268

FINANCIALS –%
Diversified Financial Services –%
Adelphia Recovery Trust (d)(e)(m)		1,410,902	14,109
TOTAL FINANCIALS			14,109

INDUSTRIALS –%
Airlines –%
Delta Air Lines, Inc. (m)		1,342	11,434

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products –%
BHM Technologies LLC (d)(e)	115,119	$1,151
Commercial Services & Supplies –%
Quad Graphics, Inc. (a)	2,915	57,484
TOTAL INDUSTRIALS		70,069
INFORMATION TECHNOLOGY –%
Communications Equipment –%
Loral Space & Communications, Inc. (m)	101	6,111
TOTAL INFORMATION TECHNOLOGY		6,111
MATERIALS –%
Metals & Mining –%
Neenah Enterprises, Inc. (d)(e)(m)	162,528	729,751
TOTAL MATERIALS		729,751
UTILITIES –%
Independent Power Producers & Energy Traders –%
Calpine Corp. Escrow (d)(e)(l)	23,187,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $4,977,847)		$870,369

Preferred Stocks —%
INDUSTRIALS –%
Industrial Conglomerates –%
BHM Technologies LLC (d)(e)(m)	1,378	$14
TOTAL INDUSTRIALS		14
Total Preferred Stocks (Cost: $74)		$14

Issuer	Shares	Value

Warrants —%
CONSUMER DISCRETIONARY –%
Media –%
Haights Cross Communications, Inc. (d)(e)(l)(m)	1,366	$—
ION Media Networks, Inc. (d)(e)(m)	444	4
Total		4
TOTAL CONSUMER DISCRETIONARY		4
Total Warrants (Cost: $1,137,893)		$4

	Shares	Value

Money Market Funds 6.2%
Columbia Short-Term Cash Fund, 0.123% (n)(o)	121,718,002	$121,718,002
Total Money Market Funds (Cost: $121,718,002)		$121,718,002

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.2%
Asset-Backed Commercial Paper 1.8%
Alpine Securitization
11/18/11	0.200%	$4,998,972	$4,998,972
Atlantis One
12/21/11	0.350%	4,995,624	4,995,624
Cancara Asset Securitisation LLC
11/21/11	0.270%	4,998,800	4,998,800
Gemini Securitization Corporation (FKA Twin Towers)
11/14/11	0.300%	5,023,618	5,023,618
Grampian Funding LLC
11/21/11	0.270%	4,998,950	4,998,950
KELLS FUNDING, LLC
11/30/11	0.320%	4,998,445	4,998,445
Royal Park Investments Funding Corp.
11/28/11	0.771%	4,996,578	4,996,578
Total			35,010,987
Certificates of Deposit 2.2%
Bank of Montreal
11/14/11	0.250%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	1,998,081	1,998,081
Branch Banking & Trust Corporation
01/09/12	0.350%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Credit Industrial et Commercial
11/21/11	0.410%	$4,000,000	$4,000,000
Development Bank of Singapore Ltd.
11/07/11	0.280%	2,000,000	2,000,000
11/25/11	0.300%	2,000,000	2,000,000
DnB NOR ASA
11/23/11	0.300%	2,000,000	2,000,000
National Australia Bank
11/18/11	0.270%	2,503,106	2,503,106
National Bank of Canada
11/18/11	0.284%	3,000,000	3,000,000
Nordea Bank AB
12/09/11	0.310%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
11/15/11	0.235%	2,000,000	2,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	4,993,058	4,993,058
The Commonwealth Bank of Australia
11/28/11	0.270%	3,997,180	3,997,180
Total			43,491,425
Commercial Paper 0.8%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	1,995,323	1,995,323
HSBC Securities, Inc.
04/13/12	0.481%	1,995,120	1,995,120
Skandinaviska Enskilda Banken AB
11/23/11	0.235%	1,999,569	1,999,569
Suncorp Metway Ltd.
12/07/11	0.350%	2,998,192	2,998,192
Toyota Motor Credit Corp.
04/26/12	0.562%	$1,994,276	$1,994,276
Westpac Securities NZ Ltd.
03/02/12	0.441%	3,991,102	3,991,102
Total			14,973,582

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 2.4%
Citibank NA
dated 10/31/11, matures 11/01/11,
repurchase price $5,000,018 (p)
	0.130%	5,000,000	5,000,000
Mizuho Securities USA, Inc.
dated 10/31/11, matures 11/01/11,
repurchase price $10,000,039 (p)
	0.140%	10,000,000	10,000,000
Nomura Securities
dated 10/31/11, matures 11/01/11,
repurchase price $5,000,022 (p)
	0.160%	5,000,000	5,000,000
Pershing LLC
dated 10/31/11, matures 11/01/11,
repurchase price $5,000,025 (p)
	0.180%	5,000,000	5,000,000
Societe Generale
dated 10/31/11, matures 11/01/11,
repurchase price $22,233,192 (p)
	0.130%	22,233,111	22,233,111
Total			47,233,111
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $140,709,105)			$140,709,105
Total Investments
(Cost: $2,073,872,920) (q)			$2,090,132,657(r)
Other Assets & Liabilities, Net			(133,742,434)
Net Assets			$1,956,390,223

Notes to Portfolio of Investments

(a)	At October 31, 2011, security was partially or fully on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of these securities amounted to $633,987,961 or 32.41% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2011 was $1,062,944, representing 0.05% of net assets. Information concerning such security holdings at October 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Adelphia Recovery Trust	05-17-02 - 06-07-02	$278,750
At Home Corp.
Subordinated Notes
8.450% 06/12/15	07-26-05	—
BHM Technologies LLC
0.000% 10/12/26	07-21-06 - 03-31-10	2,899,551
BHM Technologies LLC
Common Stock	07-21-06	6,216
BHM Technologies LLC
Preferred Stock	07-21-06	74
Calpine Corp. Escrow	09-29-11	—
Collins & Aikman Products Co.
Senior Subordinated Notes
12.875% 08/15/12	08-12-04 - 04-12-05	5,854,200
Haights Cross Communications, Inc.
Warrants	01-15-04 - 02-03-06	—
ION Media Networks, Inc.	12-19-05 - 03-12-11	1,137,893
Lear Corp. Escrow Bond
0.000% 03/31/16	11-20-06 - 07-24-08	—
Neenah Enterprises, Inc.	08-02-10	1,376,616
Quebecor Media, Inc.
9.750% 01/15/49	01-17-07	16,280
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	11-27-00 - 04-20-01	125,419
William Lyon Homes, Inc.
7.500% 02/15/14	05-10-07 - 05-11-07	298,059
Ziff Davis Holdings, Inc.	07-01-08	61
Ziff Davis Media, Inc.
13.500% 12/15/11	07-01-08 - 04-15-11	550,783

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2011, the value of these securities amounted to $1,007,324, which represents 0.05% of net assets.

(f)	Zero coupon bond.
(g)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2011.
(h)	Represents a foreign security. At October 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $186,491,207 or 9.53% of net assets.
(i)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2011, the value of these securities amounted to $40,343, which represents 0.00% of net assets.

(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of October 31, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(l)	Negligible market value.
(m)	Non-income producing.
(n)	The rate shown is the seven-day current annualized yield at October 31, 2011.
(o)	Investments in affiliates during the period ended October 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$88,348,769	$241,797,757	$(208,428,524)	$—	$121,718,002	$22,750	$121,718,002

(p)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.130%)

Security Description	Value
Fannie Mae Pool	$2,006,337
Freddie Mac Gold Pool	85,783
Freddie Mac Non Gold Pool	3,007,880
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.140%)

Security Description	Value
Fannie Mae Grantor Trust	$32,173
Fannie Mae Pool	2,394,450
Fannie Mae Whole Loan	17,284
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	108,727
Freddie Mac Gold Pool	1,118,920
Freddie Mac Non Gold Pool	135,854
Freddie Mac REMICS	281,583
Ginnie Mae I pool	5,082,604
Government National Mortgage Association	1,028,405
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.160%)

Security Description	Value
Fannie Mae REMICS	$30,387
Freddie Mac REMICS	364,462
Ginnie Mae I pool	2,235,473
Ginnie Mae II pool	2,364,741
Government National Mortgage Association	104,937
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$902,419
Fannie Mae REMICS	597,924
Fannie Mae Whole Loan	2,884
Fannie Mae-Aces	5,580
Freddie Mac Gold Pool	954,987
Freddie Mac Non Gold Pool	860,127
Freddie Mac Reference REMIC	57,433
Freddie Mac REMICS	582,227
Ginnie Mae I pool	411,476
Government National Mortgage Association	302,796
United States Treasury Note/Bond	422,147
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.130%)

Security Description	Value
Fannie Mae Pool	$5,719,064
Fannie Mae REMICS	3,265,915
Freddie Mac Gold Pool	1,919,489
Freddie Mac Non Gold Pool	553,842
Freddie Mac REMICS	5,711,481
Government National Mortgage Association	5,507,983
Total Market Value of Collateral Securities	$22,677,774

(q)

At October 31, 2011, the cost of securities for federal income tax purposes was approximately $2,073,873,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$59,503,000
Unrealized Depreciation	(43,243,000)
Net Unrealized Appreciation	$16,260,000

(r)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Automotive	$—	$60,438,198	$3,083	$60,441,281
Electric	—	33,642,433	3,634,106	37,276,539
Media Cable	—	80,450,747	98,020	80,548,767
Media Non-Cable	—	132,240,215	157,401	132,397,616
All Other Industries	—	1,499,150,735	—	1,499,150,735
Convertible Bonds
Wirelines	—	—	390	390
Total Bonds	—	1,805,922,328	3,893,000	1,809,815,328

Equity Securities
Common Stocks
Consumer Discretionary	—	—	61	61
Consumer Staples	50,268	—	—	50,268
Financials	—	—	14,109	14,109
Industrials	68,918	—	1,151	70,069
Information Technology	6,111	—	—	6,111
Materials	—	—	729,751	729,751
Preferred Stocks
Industrials	—	—	14	14
Warrants
Consumer Discretionary	—	—	4	4
Total Equity Securities	125,297	—	745,090	870,387

Other
Senior Loans	—	17,019,835	—	17,019,835
Money Market Funds	121,718,002	—	—	121,718,002
Investments of Cash Collateral Received for Securities on Loan	—	140,709,105	—	140,709,105
Total Other	121,718,002	157,728,940	—	279,446,942
Total	$121,843,299	$1,963,651,268	$4,638,090	$2,090,132,657

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds, Common and Preferred stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Certain Corporate Bonds, Convertible Bonds, Common Stocks and Warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds and	Convertible	Common	Preferred
	Notes	Bonds	Stocks	Stock	Warrants	Total
Balance as of July 31, 2011	$3,934,223	$390	$745,134	$14	$4	$4,679,765
Accrued discounts/premiums	2823	—	—	—	—	2823
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)*	(44,436)	—	—	—	—	(44,436)
Sales	—	—	(62)	—	—	(62)
Purchases	—		—			—
		—		—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of October 31, 2011	$3,892,610	$390	$745,072	$14	$4	$4,638,090

*Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2011 was $(44,436), which is comprised of Corporate Bonds & Notes.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Inflation Protected Securities Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 5.2%

Banking 0.9%

BNP Paribas Home Loan SFH (a)(b)(c)
11/02/15	2.200%	$1,370,000	$1,317,892
Bank of Nova Scotia (a)(b)(d)
11/07/14	1.250%	1,250,000	1,253,786
Cie de Financement Foncier (a)(b)(c)
09/16/15	2.500%	2,000,000	1,936,135
Total			4,507,813

Electric 0.7%

CenterPoint Energy Houston Electric LLC
01/15/14	5.750%	1,200,000	1,306,736
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	705,000	806,870
Nevada Power Co.
01/15/15	5.875%	1,050,000	1,175,131
Total			3,288,737

Environmental 0.2%

Waste Management, Inc.
03/11/15	6.375%	920,000	1,052,397

Food and Beverage 0.4%

Anheuser-Busch InBev Worldwide, Inc. (b)
11/15/14	5.375%	844,000	949,540
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	800,000	952,007
Total			1,901,547

Gas Pipelines 0.4%

Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	420,000	484,341
Enterprise Products Operating LLC
02/01/16	3.200%	465,000	481,821
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
06/15/18	6.050%	625,000	719,375
Total			1,685,537

Health Care 0.3%

Express Scripts, Inc.
05/15/16	3.125%	1,200,000	1,227,285

Healthcare Insurance 0.2%

UnitedHealth Group, Inc. Senior Unsecured
08/15/14	5.000%	950,000	1,037,994

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy 0.1%

Woodside Finance Ltd. (a)(b)
11/10/14	4.500%	$600,000	$640,279

Life Insurance 0.3%

Prudential Financial, Inc. Senior Unsecured
05/12/16	3.000%	1,200,000	1,217,280

Media Cable 0.4%

Comcast Corp.
02/15/18	5.875%	850,000	987,634
Time Warner Cable, Inc.
07/01/18	6.750%	820,000	976,806
Total			1,964,440

Media Non-Cable 0.4%

BSKYB Finance UK PLC (a)(b)
10/15/15	5.625%	1,000,000	1,126,461
TCM Sub LLC (a)
01/15/15	3.550%	900,000	943,389
Total			2,069,850

Non-Captive Diversified 0.3%

General Electric Capital Corp. Senior Unsecured
10/17/16	3.350%	1,185,000	1,217,718

Retailers 0.2%

CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	950,000	1,109,256

Wireless 0.2%

Rogers Communications, Inc. (b)
08/15/18	6.800%	900,000	1,092,374

Wirelines 0.2%

AT&T, Inc. Senior Unsecured
05/15/16	2.950%	1,050,000	1,097,201

Total Corporate Bonds & Notes (Cost: $24,821,130)			$25,109,708

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 3.6%

Castle Peak Loan Trust (a)(e)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	$623,575	$623,575
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	3,633,842	3,621,123
Credit Suisse Mortgage Capital Certificates CMO Series 2010-17R Class 1A2 (a)(e)(f)
06/26/36	2.460%	660,201	411,249
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (e)
04/25/33	5.500%	1,014,415	1,034,819
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3 (e)
06/25/35	5.500%	699,026	699,522
JPMorgan Mortgage Trust CMO Series 2007-A1 Class 1A1 (e)(f)
07/25/35	2.809%	2,830,702	2,526,068
JPMorgan Reremic CMO Series 2010-5 Class 1A5 (a)(e)(f)
04/26/37	4.500%	1,606,000	1,533,730
Morgan Stanley Reremic Trust (a)(e)
CMO Series 2010-R9 Class 3A
11/26/36	3.250%	2,875,637	2,829,665
Morgan Stanley Reremic Trust (a)(e)(f)
CMO Series 2010-R1 Class 2B
07/26/35	4.513%	750,000	554,351
Prime Mortgage Trust CMO Series 2004-CL1 Class 3A1 (e)(f)
02/25/34	6.996%	1,843,152	1,994,734
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (a)(e)(f)
06/27/32	4.000%	798,468	803,734
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-AR16 Class 4A6 (e)(f)
10/25/35	2.687%	891,903	874,681

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $17,864,438)			$17,507,251

Commercial Mortgage-Backed Securities - Non-Agency 5.3%

Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (e)(f)
02/13/42	4.933%	500,000	546,017
Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A4 (e)(f)
12/10/49	5.814%	1,300,000	1,424,171
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A (e)
07/10/39	4.751%	400,000	427,640
Greenwich Capital Commercial Funding Corp. (c)(e)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2007-GG9 Class A2
03/10/39	5.381%	$222,149	$223,386
Greenwich Capital Commercial Funding Corp. (e)
Series 2007-GG9 Class A4
03/10/39	5.444%	7,850,000	8,376,311
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2011-C5 Class A2 (e)
08/15/46	3.149%	1,075,000	1,099,386
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class ASB (e)
02/12/51	5.688%	1,500,000	1,604,448
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 (e)(f)
09/15/45	5.866%	3,325,000	3,536,900
Morgan Stanley Capital I Series 2007-IQ16 Class A4 (e)
12/12/49	5.809%	2,500,000	2,728,010
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (a)(e)(f)
08/15/45	5.790%	5,135,000	5,689,426

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $25,032,074)			$25,655,695

Asset-Backed Securities - Non-Agency 0.3%

Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (f)
05/25/36	0.345%	1,235,382	1,206,599

Total Asset-Backed Securities - Non-Agency (Cost: $1,203,339)			$1,206,599

Inflation-Indexed Bonds 86.5%

U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	16,592,130	17,564,976
07/15/14	2.000%	21,633,300	23,549,881
04/15/15	0.500%	12,544,440	13,218,704
07/15/15	1.875%	18,635,200	20,701,080
01/15/16	2.000%	25,967,077	29,223,115
01/15/17	2.375%	15,165,630	17,634,777
01/15/18	1.625%	5,677,245	6,417,507
07/15/18	1.375%	11,293,628	12,651,505
07/15/19	1.875%	2,599,475	3,017,218
07/15/20	1.250%	34,280,070	38,168,733
01/15/21	1.125%	26,408,310	29,040,888
07/15/21	0.625%	20,605,575	21,700,246
01/15/25	2.375%	14,121,738	17,701,824
01/15/28	1.750%	10,651,593	12,583,025
01/15/29	2.500%	45,609,723	59,734,507
04/15/29	3.875%	14,814,252	22,729,463
02/15/41	2.125%	27,620,883	36,487,628
U.S. Treasury Inflation-Indexed Bond (c)
07/15/16	2.500%	21,313,820	24,798,971

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (continued)

01/15/27	2.375%		$11,239,417	$14,288,985

Total Inflation-Indexed Bonds (Cost: $388,500,919)				$421,213,033

Foreign Government Obligations(g) 1.7%

AUSTRALIA 0.6%

New South Wales Treasury Corp. Government Liquid Guaranteed (b)
03/01/17	5.500%	AUD	2,760,000	3,030,814

MEXICO 1.1%

Mexican Bonos (b)
12/17/15	8.000%	MXN	6,456,000	5,383,976

Total Foreign Government Obligations (Cost: $7,610,592)				$8,414,790

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%

U.S. Treasury Note, 5-year
	108	120	Nov. 2011	2,531

Total Options Purchased Puts (Cost: $15,441)				$2,531

		Shares	Value

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 0.123% (h)(i)		4,412,836	$4,412,836

Total Money Market Funds (Cost: $4,412,836)			$4,412,836

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.7%

Repurchase Agreements 0.7%

Societe Generale dated 10/31/11, matures 11/01/11, repurchase price $3,534,225 (j)
	0.130%	$3,534,213	$3,534,213

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,534,213)			$3,534,213

Total Investments (Cost: $472,994,982) (k)			$507,056,656(l)
Other Assets & Liabilities, Net			(20,297,355)

Net Assets			$486,759,301

Investments in Derivatives

At October 31, 2011, $589,396 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at October 31, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Long Bond, 20-year	(98)	$(13,625,063)	Dec. 2011	$42,478	$—
U.S. Treasury Note, 5-year	(450)	(55,174,221)	Jan. 2012	28,503	—
U.S. Treasury Note, 10-year	19	2,452,188	Dec. 2011	19,268	—
U.S. Treasury Ultra Bond, 30-year	24	3,657,000	Dec. 2011	—	(11,724)
Total				$90,249	$(11,724)

Forward Foreign Currency Exchange Contracts Open at October 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	Nov. 7, 2011	69,102,000	4,948,228	$—	$(234,331)
		(MXN)	(USD)
HSBC Securities (USA), Inc.	Dec. 6, 2011	2,780,000	2,950,303	32,616	—
		(AUD)	(USD)
Total				$32,616	$(234,331)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of these securities amounted to $23,284,795 or 4.78% of net assets.

(b)	Represents a foreign security. At October 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $16,731,257 or 3.44% of net assets.
(c)	At October 31, 2011, security was partially or fully on loan.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2011.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2011.
(i)	Investments in affiliates during the period ended October 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$5,890,446	$66,080,083	$(67,557,693)	$—	$4,412,836	$1,759	$4,412,836

(j)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Societe Generale (0.130%)

Security Description	Value
Fannie Mae Pool	$909,112
Fannie Mae REMICS	519,155
Freddie Mac Gold Pool	305,125
Freddie Mac Non Gold Pool	88,040
Freddie Mac REMICS	907,907
Government National Mortgage Association	875,558
Total Market Value of Collateral Securities	$3,604,897

(k)

At October 31, 2011, the cost of securities for federal income tax purposes was approximately $472,995,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$34,590,000
Unrealized Depreciation	(528,000)
Net Unrealized Appreciation	$34,062,000

(l)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
MXN	Mexican Peso
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$25,109,708	$—	$25,109,708
Residential Mortgage-Backed Securities - Non-Agency	—	11,728,823	5,778,428	17,507,251
Commercial Mortgage-Backed Securities - Non-Agency	—	25,655,695	—	25,655,695
Asset-Backed Securities - Non-Agency	—	1,206,599	—	1,206,599
Inflation-Indexed Bonds	—	421,213,033	—	421,213,033
Foreign Government Obligations	—	8,414,790	—	8,414,790
Total Bonds	—	493,328,648	5,778,428	499,107,076

Other
Options Purchased Puts	2,531	—	—	2,531
Money Market Funds	4,412,836	—	—	4,412,836
Investments of Cash Collateral Received for Securities on Loan	—	3,534,213	—	3,534,213
Total Other	4,415,367	3,534,213	—	7,949,580

Investments in Securities	4,415,367	496,862,861	5,778,428	507,056,656
Derivatives(c)
Assets
Futures Contracts	90,249	—	—	90,249
Forward Foreign Currency Exchange Contracts	—	32,616	—	32,616
Liabilities
Futures Contracts	(11,724)	—	—	(11,724)
Forward Foreign Currency Exchange Contracts	—	(234,331)	—	(234,331)
Total	$4,493,892	$496,661,146	$5,778,428	$506,933,466

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivatives are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency
Balance as of July 31, 2011	$2,286,237
Accrued discounts/premiums	—
Realized gain (loss)	1,129
Change in unrealized appreciation (depreciation)*	(3,815)
Sales	3,861,035
Purchases	(366,158)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of October 31, 2011	$5,778,428

*Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2011 was $(3,815).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Floating Rate Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 83.9%

Aerospace & Defense 0.5%

Huntington Ingalls Industries, Inc. Term Loan (a)(b)
03/30/16	2.750%	$743,125	$728,262
Spirit Aerosystems, Inc. Tranche B2 Term Loan (a)(b)
09/30/16	3.493%	959,239	950,328
TASC, Inc. Tranche B Term Loan (a)(b)
12/18/15	4.500%	697,013	687,722
Total			2,366,312

Airlines 0.4%

U.S. Airways Group, Inc. Term Loan (a)(b)
03/21/14	2.746%	1,523,500	1,316,304
United Air Lines, Inc. Tranche B Term Loan (a)(b)
02/01/14	2.250%	770,721	743,746
Total			2,060,050

Automotive 2.3%

Allison Transmission, Inc. Term Loan (a)(b)
08/07/14	2.750%	1,000,433	965,918
Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	6.000%	2,269,312	2,127,480
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/14	1.930%	4,220,000	4,146,150
Rally Parts LLC Tranche B Term Loan (a)(b)
11/29/13	7.750%	1,186,319	1,100,311
Tenneco, Inc. Tranche B Term Loan (a)(b)
06/03/16	4.746%	444,375	443,264
UCI International, Inc. Term Loan (a)(b)
07/26/17	5.500%	1,282,750	1,282,750
Veyance Technologies, Inc. Term Loan (a)(b)
07/31/14	2.750%	1,008,000	904,317
Veyance Technoloiges, Inc. Delayed Draw Term Loan (a)(b)
07/31/14	2.750%	144,375	129,525
Total			11,099,715

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Brokerage 0.2%

Nuveen Investments, Inc. (a)(b)
1st Lien Term Loan
11/13/14	3.392%	$461,160	$445,310
05/13/17	5.888%	538,840	516,209
Total			961,519

Building Materials 1.1%

Armstrong World Industries, Inc. Tranche B1 Term Loan (a)(b)
03/10/18	4.000%	1,517,375	1,493,856
Custom Building Products, Inc. Term Loan (a)(b)
03/19/15	5.750%	562,204	545,337
Goodman Global, Inc. (a)(b)
1st Lien Term Loan
10/28/16	5.750%	475,867	474,454
2nd Lien Term Loan
10/30/17	9.000%	850,000	852,125
Potters Holdings II LP (a)(b)
Tranche B 1st Lien Term Loan
05/06/17	6.000%	997,500	972,562
Tranche B 2nd Lien Term Loan
11/06/17	10.250%	775,000	759,500
Total			5,097,834

Chemicals 4.2%

Ashland, Inc. Tranche B Term Loan (a)(b)
08/23/18	3.750%	2,825,000	2,830,452
Celanese U.S. Holdings LLC Term Loan (a)(b)
04/02/14	1.739%	1,173,937	1,132,850
Cristal Inorganic Chemicals U.S., Inc. (a)(b)
1st Lien Term Loan
05/15/14	2.619%	775,769	758,640
2nd Lien Term Loan
11/15/14	6.119%	1,100,000	1,076,163
Huntsman International LLC (a)(b)
Tranche B Term Loan
04/19/14	1.832%	101,089	97,678
04/19/17	2.800%	275,625	265,060
Tranche C Term Loan
06/30/16	2.525%	1,559,422	1,495,751
Momentive Specialty Chemicals, Inc. (a)(b)
Tranche C1B Term Loan
05/05/15	4.000%	1,743,293	1,651,770
Tranche C2B Term Loan
05/05/15	4.125%	775,390	734,682
Nalco Co. (a)(b)
Tranche B1 Term Loan
10/05/17	4.500%	1,683,000	1,680,896
Tranche C1 Term Loan
05/13/16	1.996%	148,500	147,126

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals (continued)

Norit Holding BV Term Loan (a)(b)(c)
07/10/17	6.750%	$1,300,000	$1,283,750
PQ Corp. 1st Lien Term Loan (a)(b)
07/30/14	3.643%	917,392	865,789
Solutia, Inc. Tranche 1 Term Loan (a)(b)
08/01/17	3.500%	959,559	959,156
Styron SARL Term Loan (a)(b)(c)
08/02/17	6.000%	2,679,750	2,444,602
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	2,919,659	2,848,127
Total			20,272,492

Construction Machinery 1.6%

Douglas Dynamics LLC Term Loan (a)(b)
04/18/18	5.750%	3,930,250	3,763,214
NACCO Materials Handling Group, Inc. Term Loan (a)(b)
03/21/13	2.078%	2,787,789	2,718,094
Terex Corp. Term Loan (a)(b)
04/28/17	5.500%	1,050,000	1,046,934
Total			7,528,242

Consumer Cyclical Services 2.7%

Instant Web, Inc. (a)(b)
Delayed Draw Term Loan
08/07/14	3.621%	145,188	135,025
Term Loan
08/07/14	3.621%	1,392,800	1,295,303
KAR Auction Services, Inc. Term Loan (a)(b)
05/19/17	5.000%	773,063	768,470
Live Nation Entertainment, Inc. Tranche B Term Loan (a)(b)
11/07/16	4.500%	2,025,437	2,015,310
Sabre, Inc. Term Loan (a)(b)
09/30/14	2.297%	6,125,745	5,357,271
ServiceMaster Co. (The) (a)(b)
Delayed Draw Term Loan
07/24/14	2.750%	132,392	126,435
Letter of Credit
07/24/14	2.844%	2,075,000	1,909,000
Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Cyclical Services (continued)

07/24/14	2.767%	$1,329,440	$1,269,615
West Corp. Tranche B2 Term Loan (a)(b)
10/24/13	2.751%	82,903	81,642
Total			12,958,071

Consumer Products 2.5%

Affinion Group, Inc. Tranche B Term Loan (a)(b)
10/09/16	5.000%	980,670	900,383
Amscan Holdings, Inc. Term Loan (a)(b)
12/02/17	6.750%	1,673,000	1,656,270
Fender Musical Instruments Corp. (a)(b)
Delayed Draw Term Loan
06/09/14	2.500%	696,485	637,778
Term Loan
06/09/14	2.500%	1,378,541	1,262,344
Jarden Corp. Tranche B Term Loan (a)(b)
03/31/18	3.246%	395,506	394,517
NBTY, Inc. Tranche B1 Term Loan (a)(b)
10/01/17	4.250%	2,754,187	2,743,419
National Bedding Co. LLC 2nd Lien Term Loan (a)(b)
02/28/14	5.313%	1,000,000	960,000
Prestige Brands, Inc. Term Loan (a)(b)
03/24/16	4.769%	569,647	567,870
Visant Corp. Tranche B Term Loan (a)(b)
12/22/16	5.250%	1,860,938	1,760,912
Weight Watchers International, Inc. (a)(b)
Tranche B Term Loan
01/26/14	1.625%	329,168	320,323
Tranche D Term Loan
06/30/16	2.625%	730,524	713,481
Total			11,917,297

Diversified Manufacturing 2.9%

Acosta, Inc. (a)(b)
Tranche B Term Loan
03/01/18	4.750%	1,890,250	1,853,636
Acosta, Inc. (a)(b)(d)
Tranche B Term Loan
TBD	TBD	5,012	4,915
Contech Construction Products, Inc. Term Loan (a)(b)
01/31/13	8.250%	2,060,552	1,285,269

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Diversified Manufacturing (continued)

GPX International Tire Corp. (a)(b)(e)(f)(g)(h)
Tranche B Term Loan
03/30/12	0.000%	$274,379	$—
GPX International Tire Corp. (a)(b)(e)(h)
PIK Term Loan
03/30/12	0.000%	4,480	—
Generac Acquisition Corp. 1st Lien Term Loan (a)(b)
11/10/13	2.785%	2,505,721	2,421,779
IMG Worldwide, Inc. Tranche B Term Loan (a)(b)
06/16/16	5.500%	3,715,687	3,613,506
N.E.W. Holdings I LLC Term Loan (a)(b)
03/23/16	6.000%	2,610,000	2,528,438
Tomkins LLC/Inc. Tranche B1 Term Loan (a)(b)(c)
09/21/16	4.250%	1,712,802	1,707,989
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/10/14	5.000%	657,043	643,902
Total			14,059,434

Electric 3.0%

Calpine Corp. (a)(b)
Term Loan
04/01/18	4.500%	1,471,312	1,452,259
04/01/18	4.500%	970,125	957,562
Equipower Resources Holdings LLC Tranche B Term Loan (a)(b)
01/26/18	5.750%	338,125	335,589
FirstLight Power Resources, Inc. (a)(b)
2nd Lien Term Loan
05/01/14	4.750%	1,396,000	1,266,870
Tranche B 1st Lien Term Loan
11/01/13	2.750%	829,613	795,043
GenOn Energy/Americas, Inc. Term Loan (a)(b)
09/20/17	6.000%	866,250	864,084
NRG Energy, Inc. Term Loan (a)(b)
07/01/18	4.000%	1,620,937	1,619,414
TPF Generation Holdings LLC (a)(b)
1st Lien Synthetic Letter of Credit
12/15/13	2.369%	226,678	215,749
1st Lien Term Loan
12/15/13	2.369%	386,996	368,339
2nd Lien Term Loan
12/15/14	4.619%	2,525,000	2,331,408
Synthetic Revolving Term Loan
12/15/11	2.369%	70,175	66,792

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Electric (continued)

Texas Competitive Electric Holdings Co. LLC Term Loan (a)(b)
10/10/14	3.760%	$5,497,531	$4,088,019
Total			14,361,128

Entertainment 3.8%

24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (a)(b)
04/22/16	6.750%	1,925,625	1,847,791
AMC Entertainment, Inc. Tranche B2 Term Loan (a)(b)
12/15/16	3.495%	984,334	960,346
Carmike Cinemas, Inc. Term Loan (a)(b)
01/27/16	5.500%	1,511,149	1,488,482
Cedar Fair LP Tranche 1 Term Loan (a)(b)
12/15/17	4.000%	2,008,479	2,005,125
Cinemark U.S.A., Inc. Term Loan (a)(b)
04/30/16	3.524%	558,215	552,398
HIT Entertainment, Inc. 2nd Lien Term Loan (a)(b)
02/26/13	5.770%	9,167,017	8,616,996
Sunshine Acquisition Ltd. Term Loan (a)(b)
06/01/12	5.514%	2,531,730	2,489,020
Total			17,960,158

Environmental 1.4%

EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (a)(b)
07/29/14	8.000%	4,960,291	4,790,798
Synagro Technologies, Inc. 1st Lien Term Loan (a)(b)
04/02/14	2.250%	1,992,745	1,737,016
Total			6,527,814

Food and Beverage 5.3%

Aramark Corp. (a)(b)
1st Letter of Credit
01/26/14	2.120%	66,004	64,986
Term Loan
01/26/14	2.244%	819,333	806,699
Constellation Brands, Inc. Tranche B Term Loan (a)(b)
06/05/13	1.850%	520,798	518,325

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Food and Beverage (continued)

Dean Foods Co. Tranche A Term Loan (a)(b)
04/02/14	3.250%	$1,458,779	$1,425,957
Del Monte Foods Co. Term Loan (a)(b)
03/08/18	4.500%	1,770,563	1,717,446
Dole Food Co., Inc. Tranche B2 Term Loan (a)(b)
07/08/18	5.045%	934,252	931,085
Earthbound Holdings III LLC Term Loan (a)(b)
12/21/16	5.500%	2,501,075	2,433,871
Michael Foods Group, Inc. Tranche B Term Loan (a)(b)
02/25/18	4.250%	1,152,172	1,135,615
Pierre Foods, Inc. 1st Lien Term Loan (a)(b)
09/30/16	7.000%	3,295,472	3,268,284
Pinnacle Foods Finance LLC Term Loan (a)(b)
04/02/14	2.773%	950,049	932,834
Solvest Ltd. Tranche C2 Term Loan (a)(b)
07/08/18	5.032%	1,735,040	1,729,158
U.S. Foodservice, Inc. Term Loan (a)(b)
07/03/14	2.748%	3,955,259	3,652,009
WM. Bolthouse Farms, Inc. (a)(b)
1st Lien Term Loan
02/11/16	5.500%	1,590,956	1,565,103
2nd Lien Term Loan
08/11/16	9.500%	1,000,000	990,000
Windsor Quality Food Co., Ltd. Tranche B Term Loan (a)(b)
02/16/17	5.000%	4,496,550	4,226,757
Total			25,398,129

Gaming 5.4%

Affinity Gaming LLC Term Loan (a)(b)
12/31/15	10.000%	3,777,143	3,762,374
Caesars Entertainment Operating Co., Inc. (a)(b)
Tranche B1 Term Loan
01/28/15	3.418%	1,000,000	879,170
Tranche B2 Term Loan
01/28/15	3.358%	3,000,000	2,637,510
Tranche B4 Term Loan
10/31/16	9.500%	1,987,100	2,001,169

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gaming (continued)

Caesars Octavius LLC Tranche B Term Loan (a)(b)
04/25/17	9.250%	$3,775,000	$3,576,813
Cannery Casino Resorts LLC (a)(b)
1st Lien Delayed Draw Term Loan
05/17/13	4.496%	379,388	345,813
1st Lien Term Loan
05/17/13	4.496%	458,729	418,132
2nd Lien Term Loan
05/18/14	4.496%	1,250,000	1,062,500
Golden Nugget, Inc. 2nd Lien Term Loan (a)(b)
12/31/14	3.500%	2,025,000	1,356,750
Isle of Capri Casinos, Inc. Term Loan (a)(b)
11/01/13	4.750%	1,691,500	1,688,117
Las Vegas Sands LLC (a)(b)
Tranche B Term Loan
05/23/14	1.840%	3,127,314	3,066,081
11/23/16	2.840%	1,308,761	1,258,871
Tranche I Delayed Draw Term Loan
05/23/14	1.840%	110,430	108,267
11/23/16	2.840%	295,785	284,510
ROC Finance LLC Tranche B Term Loan (a)(b)
08/19/17	8.500%	800,000	790,000
Twin River Worldwide Holdings, Inc. Term Loan (a)(b)
11/05/15	8.500%	1,433,135	1,414,332
VML U.S. Finance LLC Tranche B Term Loan (a)(b)
05/27/13	4.750%	1,008,534	1,004,540
Total			25,654,949

Health Care 6.2%

AMN Healthcare, Inc. (a)(b)
2nd Lien Term Loan
09/01/16	11.750%	900,000	846,000
Tranche B Term Loan
06/23/15	7.250%	653,859	614,628
Alere, Inc. Tranche B Term Loan (a)(b)
06/30/17	4.500%	1,025,000	1,004,315
Ardent Medical Services, Inc. Term Loan (a)(b)
09/15/15	6.500%	1,797,625	1,743,696
Community Health Systems, Inc. (a)(b)
Delayed Draw Term Loan
07/25/14	2.569%	210,943	204,375
Term Loan
07/25/14	2.569%	4,108,991	3,981,037
01/25/17	3.819%	824,836	799,521

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

ConvaTec, Inc. Term Loan (a)(b)
12/22/16	5.750%	$2,803,813	$2,740,727
DJO Finance LLC Term Loan (a)(b)
05/20/14	3.246%	803,683	773,544
DaVita, Inc. Tranche B Term Loan (a)(b)
10/20/16	4.500%	389,519	387,295
Emdeon Business Services LLC (a)(b)
1st Lien Term Loan
11/16/13	4.250%	1,668,995	1,675,253
2nd Lien Term Loan
05/16/14	7.250%	975,000	967,990
HCA, Inc. (a)(b)
Tranche A1 Term Loan
11/16/12	1.619%	1,594,003	1,580,215
Tranche B3 Term Loan
05/01/18	3.619%	3,298,659	3,183,206
Health Management Associates, Inc. Tranche B Term Loan (a)(b)
02/28/14	2.119%	1,739,907	1,729,572
Onex Carestream Finance LP Term Loan (a)(b)
02/25/17	5.000%	2,454,963	2,205,367
Quintiles Transnational Corp. Tranche B Term Loan (a)(b)
06/08/18	5.000%	3,316,688	3,266,937
Res-Care, Inc. Tranche B Term Loan (a)(b)
12/22/16	7.250%	942,875	900,446
Skilled Healthcare Group, Inc. Term Loan (a)(b)
04/09/16	5.250%	566,375	530,031
Vanguard Health Holding Co. II LLC Term Loan (a)(b)
01/29/16	5.000%	541,801	536,286
Total			29,670,441

Home Construction –%

Las Vegas Land Holdings LLC Term Loan (a)(b)
03/31/16	5.369%	60,310	50,962

Independent Energy 0.2%

MEG Energy Corp. Term Loan (a)(b)(c)
03/18/18	4.000%	1,050,000	1,044,750

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Life Insurance 0.3%

CNO Financial Group, Inc. Tranche B1 Term Loan (a)(b)
09/30/16	6.250%	$1,510,948	$1,507,171

Media Cable 3.1%

Cequel Communications LLC Term Loan (a)(b)
11/05/13	2.241%	1,481,287	1,450,639
Charter Communications Operating LLC Tranche C Term Loan (a)(b)
09/06/16	3.620%	732,918	725,325
Insight Midwest Holdings LLC Tranche B Term Loan (a)(b)
04/07/14	1.990%	1,006,518	993,434
MCC Iowa LLC (a)(b)
Tranche D1 Term Loan
01/31/15	1.950%	464,038	428,075
Tranche F Term Loan
10/23/17	4.500%	2,744,158	2,673,277
Mediacom Illinois LLC Tranche D Term Loan (a)(b)
03/31/17	5.500%	2,180,500	2,147,792
Quebecor Media Tranche B Term Loan (a)(b)(c)
01/17/13	2.403%	869,610	856,566
San Juan Cable LLC (a)(b)
2nd Lien Term Loan
06/09/18	10.000%	975,000	939,656
Tranche B 1st Lien Term Loan
06/09/17	6.000%	922,688	897,314
UPC Financing Partnership Tranche T Term Loan (a)(b)(c)
12/30/16	3.872%	492,146	476,560
WideOpenWest Finance LLC (a)(b)
1st Lien Term Loan
06/30/14	2.745%	1,987,237	1,880,422
Tranche A Term Loan
06/30/14	6.742%	1,250,781	1,205,966
Total			14,675,026

Media Non-Cable 13.3%

AMC Networks, Inc. Tranche B Term Loan (a)(b)
12/31/18	4.000%	1,122,188	1,111,897
Advanstar Communications, Inc. 1st Lien Term Loan (a)(b)
06/02/14	2.620%	928,338	588,334
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
07/03/14	2.500%	2,222,088	1,919,329

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

Clear Channel Communications, Inc. (a)(b)
Tranche A Term Loan
07/30/14	3.646%	$1,928,051	$1,691,864
Tranche B Term Loan
01/29/16	3.896%	5,730,384	4,480,816
Cumulus Media Holdings, Inc. (a)(b)
1st Lien Term Loan
09/16/18	5.750%	3,100,000	3,061,250
2nd Lien Term Loan
03/18/19	7.500%	3,925,000	3,807,250
Emmis Operating Co. Tranche B Term Loan (a)(b)
11/01/13	4.363%	585,034	541,525
Encompass Digital Media Tranche B Term Loan (a)(b)
02/28/16	7.750%	3,208,875	3,128,653
F & W Media, Inc. Term Loan (a)(b)
06/09/14	7.750%	975,299	780,239
GateHouse Media Operating, Inc. (a)(b)
Delayed Draw Term Loan
08/28/14	2.250%	658,094	158,765
Term Loan
08/28/14	2.250%	1,763,691	425,490
08/28/14	2.500%	1,952,255	470,981
Getty Images, Inc. Term Loan (a)(b)
11/07/16	5.250%	735,517	734,597
Gray Television, Inc Tranche B Term Loan (a)(b)
12/31/14	3.740%	3,154,492	3,074,494
HMH Publishing Company Ltd. Tranche A Term Loan (a)(b)
06/12/14	6.243%	492,179	349,447
Hubbard Radio LLC (a)(b)
2nd Lien Term Loan
04/30/18	8.750%	1,000,000	980,000
lst Lien Term Loan
04/28/17	5.250%	897,750	889,895
Intelsat Jackson Holdings SA (a)(b)(c)
Term Loan
02/01/14	2.905%	3,225,000	2,999,250
02/01/14	3.391%	1,570,408	1,511,518
Lodgenet Interactive Corp. Term Loan (a)(b)
04/04/14	6.500%	464,853	403,957
MediaNews Group, Inc. Term Loan (a)(b)
03/19/14	8.500%	109,535	103,785
National CineMedia LLC Term Loan (a)(b)
02/13/15	1.840%	663,793	640,560

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

Newsday LLC Term Loan (a)(b)
08/01/13	6.653%	$1,450,000	$1,466,921
NextMedia Operating, Inc. Term Loan (a)(b)
05/27/16	8.250%	2,928,334	2,862,447
Nielsen Finance LLC Tranche B Term Loan (a)(b)
05/02/16	3.992%	1,282,852	1,276,027
Penton Media, Inc. 1st Lien Term Loan (a)(b)
08/01/14	5.000%	533,971	325,055
Postmedia Network, Inc. Tranche C Term Loan (a)(b)(c)
07/13/16	6.250%	1,844,052	1,802,561
Quad Graphics, Inc. Tranche B Term Loan (a)(b)
07/26/18	4.000%	2,300,000	2,284,659
R.H. Donnelly, Inc. Term Loan (a)(b)
10/24/14	9.000%	458,903	187,958
Radio One, Inc. Term Loan (a)(b)
03/31/16	7.500%	4,825,750	4,500,012
Revolution Studios Distribution Co. LLC (a)(b)
Tranche B Term Loan
12/21/14	4.029%	1,179,354	837,341
Revolution Studios Distribution Co. LLC (a)(b)(f)
2nd Lien Term Loan
06/21/15	7.250%	525,000	183,750
Spanish Broadcasting System, Inc. 1st Lien Term Loan (a)(b)
06/10/12	2.000%	4,164,303	3,695,819
SuperMedia, Inc. Term Loan (a)(b)
12/31/15	11.000%	204,993	90,197
Tribune Co. Tranche B Term Loan (a)(b)(g)
06/04/14	0.000%	587,263	369,729
Univision Communications, Inc. (a)(b)
1st Lien Term Loan
03/31/17	4.496%	4,034,163	3,659,551
Term Loan
09/29/14	2.246%	1,977,401	1,893,975
Van Wagner Communications LLC (a)(b)
Delayed Draw Term Loan
06/27/13	3.480%	259,521	236,683
Tranche B Term Loan
06/27/13	3.480%	2,115,706	1,929,524

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

Yell Group PLC Tranche B1 Term Loan (a)(b)
07/31/14	3.996%	$1,236,318	$345,403
Zuffa LLC (a)(b)
Term Loan
06/19/15	2.250%	1,350,934	1,280,578
06/19/15	7.500%	280,282	275,938
Total			63,358,024

Metals 0.2%

Noranda Aluminum Acquisition Corp. Tranche B Term Loan (a)(b)
05/18/14	1.996%	851,663	815,467

Non-Captive Diversified 0.9%

International Lease Finance Corp. Tranche 1 Term Loan (a)(b)
03/17/15	6.750%	3,500,000	3,507,665
iStar Financial, Inc. Tranche A2 Term Loan (a)(b)
06/30/14	7.000%	1,075,000	1,043,202
Total			4,550,867

Other Financial Institutions 0.5%

Harland Clarke Holdings Corp. Tranche B Term Loan (a)(b)
06/30/14	2.764%	1,436,751	1,205,334
Springleaf Financial Funding Co. Term Loan (a)(b)
05/10/17	5.500%	1,100,000	1,004,146
Total			2,209,480

Other Industry 0.4%

ATI Acquisition Co. (a)(b)(f)
Term Loan
12/30/15	13.250%	500,000	25,000
Tranche B Term Loan
12/30/14	8.250%	714,125	214,237
Education Management LLC Tranche C Term Loan (a)(b)
06/03/13	2.125%	328,422	308,306
Rexnord LLC/RBS Global, Inc. Tranche B1 Term Loan (a)(b)
07/19/13	2.872%	525,000	514,936
Sensus U.S.A., Inc. 2nd Lien Term Loan (a)(b)
05/09/18	8.500%	1,000,000	970,000
Total			2,032,479

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Other Utility 0.2%

BRSP LLC Term Loan (a)(b)
06/24/14	7.500%	$923,519	$920,638

Packaging 2.3%

Anchor Glass Container Corp. 1st Lien Term Loan (a)(b)
03/02/16	6.000%	894,074	885,133
BWay Holding Co. Tranche B Term Loan (a)(b)
02/23/18	4.500%	932,073	920,422
Berry Plastics Holding Corp. Tranche C Term Loan (a)(b)
04/03/15	2.243%	1,434,974	1,366,296
Consolidated Container Co. LLC 1st Lien Term Loan (a)(b)
03/28/14	2.500%	1,189,581	1,101,207
Graphic Packaging International, Inc. Term Loan (a)(b)
05/16/14	3.136%	832,977	831,344
ICL Industrial Containers ULC Tranche C Term Loan (a)(b)
02/23/18	4.500%	82,752	81,718
Reynolds Group Holdings, Inc. (a)(b)
Tranche B Term Loan
02/09/18	6.500%	1,268,625	1,259,338
Tranche C Term Loan
08/09/18	6.500%	3,925,000	3,909,575
Tegrant Corp. 2nd Lien Term Loan (a)(b)
03/08/15	5.870%	850,000	833,000
Total			11,188,033

Paper 0.3%

NewPage Corp. Debtor In Possession Term Loan (a)(b)(i)
03/08/13	8.000%	1,450,000	1,454,829

Pharmaceuticals 0.9%

Catalent Pharma Solutions, Inc. Term Loan (a)(b)
04/10/14	2.496%	1,373,720	1,306,751
Endo Pharmaceuticals Holdings, Inc. Tranche A Term Loan (a)(b)
06/17/16	2.750%	2,674,687	2,640,291

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
Mylan, Inc. Tranche B Term Loan (a)(b)
10/02/14	3.625%	$399,221	$398,446
Total			4,345,488

Property & Casualty 1.2%
Asurion LLC 2nd Lien Term Loan (a)(b)
05/24/19	9.000%	4,500,000	4,399,380
HUB International Ltd. Term Loan (a)(b)
06/13/14	6.750%	467,839	460,531
USI Holdings Corp. Tranche B Term Loan (a)(b)
05/05/14	2.750%	992,228	947,578
Total			5,807,489

Refining 0.3%
Alon U.S.A. Energy, Inc. (a)(b)
Term Loan
08/05/13	2.549%	1,263,333	1,144,580
08/05/13	2.557%	157,917	143,072
Total			1,287,652

Restaurants 0.2%
Buffets, Inc. 1st Lien Letter of Credit (a)(b)
04/22/15	1.783%	156,826	66,651
OSI Restaurant Partners LLC (a)(b)
Term Loan
06/14/13	0.728%	77,306	73,602
06/14/14	2.563%	787,039	749,324
Total			889,577

Retailers 5.6%
Academy Ltd. Term Loan (a)(b)
08/03/18	6.000%	1,625,000	1,604,688
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (a)(b)
09/28/18	7.000%	1,775,000	1,768,344
Bass Pro Group LLC Term Loan (a)(b)
06/13/17	5.250%	3,840,375	3,763,567
Claire’s Stores, Inc. Tranche B Term Loan (a)(b)
05/29/14	3.027%	633,747	558,097

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
David’s Bridal, Inc. Term Loan (a)(b)
01/31/14	2.369%	$370,222	$360,041
Dollar General Corp. Tranche B1 Term Loan (a)(b)
07/07/14	3.028%	853,696	851,399
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/02/18	4.250%	3,112,500	3,091,740
J. Crew Group, Inc. Term Loan (a)(b)
03/07/18	4.750%	995,000	933,499
Jo-Ann Stores, Inc. Term Loan (a)(b)
03/16/18	4.750%	1,490,007	1,420,468
Michaels Stores, Inc. (a)(b)
Tranche B1 Term Loan
10/31/13	2.662%	1,822,634	1,780,385
Tranche B2 Term Loan
07/31/16	4.912%	1,425,366	1,395,747
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
05/16/18	4.750%	1,389,909	1,352,993
Orchard Supply Hardware LLC Term Loan (a)(b)
12/21/13	5.000%	1,548,000	1,145,520
Pantry, Inc. (The) (a)(b)
Delayed Draw Term Loan
05/15/14	2.000%	217,419	209,266
Term Loan
05/15/14	2.000%	755,053	726,739
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.500%	2,019,500	1,989,207
Rite Aid Corp. Tranche 2 Term Loan (a)(b)
06/04/14	2.000%	1,500,000	1,421,250
Sally Holdings LLC Tranche B Term Loan (a)(b)
11/16/13	2.500%	1,176,482	1,163,493
Yankee Candle Co., Inc. Term Loan (a)(b)
02/06/14	2.250%	1,309,097	1,278,242
Total			26,814,685

Supermarkets 0.5%
Great Atlantic & Pacific Tea Co., Inc. (The) Debtor In Possession Term Loan (a)(b)(i)
06/14/12	8.750%	2,200,000	2,194,500

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology 6.7%
Acxiom Corp. Tranche 2 Term Loan (a)(b)
03/15/15	3.375%	$327,234	$318,235
Aeroflex, Inc. Tranche B Term Loan (a)(b)
05/09/18	4.250%	1,246,875	1,222,972
Dealer Computer Services, Inc. (a)(b)
Tranche A Term Loan
04/21/16	2.745%	320,313	309,102
Tranche B Term Loan
04/21/18	3.750%	972,562	968,108
Edwards (Cayman Islands II) Ltd. (a)(b)(c)
1st Lien Term Loan
05/31/16	5.500%	2,188,972	2,041,217
05/31/16	5.500%	1,563,187	1,457,672
First Data Corp. (a)(b)
Term Loan
03/26/18	4.245%	1,393,261	1,199,194
Tranche B1 Term Loan
09/24/14	2.995%	3,194,729	2,952,472
Tranche B2 Term Loan
09/24/14	2.995%	2,051,438	1,895,877
Freescale Semiconductor, Inc. Term Loan (a)(b)(c)
12/01/16	4.496%	3,277,369	3,144,636
Infor Enterprise Solutions Holdings, Inc. (a)(b)
1st Lien Delayed Draw Term Loan
07/28/15	6.000%	1,610,851	1,542,390
1st Lien Term Loan
07/28/15	6.000%	3,044,051	2,914,679
2nd Lien Term Loan
03/02/14	6.496%	600,000	489,858
Kasima LLC Term Loan (a)(b)
03/31/17	5.000%	1,791,000	1,764,135
Microsemi Corp Term Loan (a)(b)
02/02/18	5.750%	3,775,000	3,775,000
Novell, Inc. 1st Lien Term Loan (a)(b)
04/27/17	6.500%	1,000,000	975,000
Rovi Solutions Corp./Guides, Inc. (a)(b)
Tranche A Term Loan
02/07/16	2.870%	525,000	523,688
Tranche B Term Loan
02/07/18	4.000%	646,750	647,558
Sensata Technology BV/Finance Co. LLC Term Loan (a)(b)
05/12/18	4.000%	1,820,437	1,809,442
Spansion LLC Term Loan (a)(b)
02/09/15	4.750%	304,602	299,119

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Syniverse Holdings, Inc. Term Loan (a)(b)
12/21/17	5.250%	$769,188	$767,903
Verint Systems, Inc. Term Loan (a)(b)
10/27/17	4.500%	997,500	986,278
Total			32,004,535

Textile 0.7%
Levi Strauss & Co. Term Loan (a)(b)
03/27/14	2.496%	2,202,000	2,124,930
Springs Window Fashions LLC Tranche B Term Loan (a)(b)
05/31/17	6.000%	1,283,750	1,258,075
Total			3,383,005

Transportation Services 0.6%
Hertz Corp. (The) (a)(b)
Letter of Credit
03/11/18	3.750%	2,825,000	2,627,250
Tranche B Term Loan
03/11/18	3.750%	492,513	488,435
Total			3,115,685

Wireless 1.0%
Crown Castle Operating Co. Tranche B Term Loan (a)(b)
03/06/14	1.746%	1,205,808	1,182,693
Hawaiian Telcom Communications, Inc. Term Loan (a)(b)
10/28/15	9.000%	451,816	451,942
MetroPCS Wireless, Inc. (a)(b)
Tranche B2 Term Loan
11/03/16	4.071%	942,456	932,088
Tranche B3 Term Loan
03/19/18	4.000%	1,784,620	1,756,959
Ntelos, Inc. Tranche B Term Loan (a)(b)
08/07/15	4.000%	620,740	612,205
Total			4,935,887

Wirelines 1.0%
Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	5.500%	1,060,252	1,035,866
Integra Telecom Holdings, Inc. Term Loan (a)(b)
04/15/15	9.250%	913,438	846,300

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
TW Telcom Holdings, Inc. Tranche B2 Term Loan (a)(b)
12/30/16	3.500%	$1,053,428	$1,033,413
Windstream Corp. Tranche B2 Term Loan (a)(b)
12/17/15	3.122%	1,654,684	1,635,043
Total			4,550,622

Total Senior Loans (Cost: $418,031,584)			$401,030,436

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 6.4%
Chemicals 0.4%
Hexion U.S. Finance Corp./Nova Scotia ULC Secured (a)
11/15/14	4.786%	2,000,000	1,705,000

Consumer Products 0.4%
Sealy Mattress Co.
06/15/14	8.250%	2,000,000	1,995,000

Food and Beverage 0.7%
ARAMARK Holdings Corp. Senior Unsecured PIK (j)
05/01/16	8.625%	1,000,000	1,037,500
Dean Foods Co.
12/15/18	9.750%	2,000,000	2,145,000
Total			3,182,500

Gaming 0.6%
ROC Finance LLC/Corp. Secured (j)
09/01/18	12.125%	800,000	844,000
Tunica-Biloxi Gaming Authority Senior Unsecured (j)
11/15/15	9.000%	2,105,000	2,115,525
Total			2,959,525

Health Care 0.7%
HCA, Inc.
10/01/18	8.000%	960,000	1,006,800
LifeCare Holdings, Inc.
08/15/13	9.250%	1,000,000	775,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Select Medical Holdings Corp. Senior Unsecured (a)
09/15/15	6.267%	$2,000,000	$1,710,000
Total			3,491,800

Media Non-Cable 2.1%
American Media, Inc. Senior Secured (j)
12/15/17	11.500%	2,742,000	2,467,800
Block ommunications, Inc. Senior Notes (j)
12/15/15	8.250%	2,000,000	2,035,000
Cenveo Corp.
12/01/13	7.875%	2,000,000	1,650,000
Clear Channel Communications, Inc. Senior Unsecured
01/15/13	5.750%	1,000,000	945,000
F & W Media, Inc. (f)
12/09/14	15.000%	484,052	145,216
Radio One, Inc. PIK
05/24/16	15.000%	2,133,355	1,856,019
Salem Communications Corp. Secured
12/15/16	9.625%	1,000,000	1,020,000
Total			10,119,035

Metals –%
Aleris International, Inc. Senior Unsecured (f)(h)
06/01/20	6.000%	13,834	13,315

Oil Field Services 0.2%
McJunkin Red Man Corp. Senior Secured
12/15/16	9.500%	1,000,000	1,020,000

Packaging 0.2%
Berry Plastics Corp. Senior Secured (a)
02/15/15	5.153%	1,000,000	987,500

Retailers 0.5%
Claire’s Stores, Inc.
06/01/15	9.250%	1,066,000	852,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Yankee Candle Co., Inc.
02/15/15	8.500%	$1,500,000	$1,530,000
Total			2,382,800

Supermarkets 0.2%
SUPERVALU, Inc. Senior Unsecured
05/01/16	8.000%	1,000,000	1,040,000

Tobacco 0.2%
Alliance One International, Inc.
07/15/16	10.000%	1,000,000	865,000

Wirelines 0.2%
PAETEC Holding Corp.
07/15/15	9.500%	1,000,000	1,042,500
Total Corporate Bonds & Notes (Cost: $32,794,672)			$30,803,975

Issuer	Shares	Value

Common Stocks 2.3%
CONSUMER DISCRETIONARY 0.4%
Auto Components –%
Mark IV Industries, Inc.	667	$28,347

Hotels, Restaurants & Leisure –%
Buffets Restaurants Holdings, Inc. (k)	28,786	71,965

Household Durables –%
Rhodes Companies LLC (The) (k)	109,053	32,716

Media 0.4%
F & W Media, Inc. (k)	4,165	4,165
MediaNews Group, Inc. (k)	10,512	199,728
MGM Holdings II, Inc. (k)	68,207	1,261,864
Reader’s Digest Association, Inc. (k)	26,729	133,311
Star Tribune Co. (The) (k)	471	14,130
SuperMedia, Inc. (k)	1,126	1,948
Total		1,615,146

TOTAL CONSUMER DISCRETIONARY		1,748,174

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS –%
Diversified Financial Services –%
Education Media, Inc. Unit (k)	29,515	$51,651
TOTAL FINANCIALS		51,651

INDUSTRIALS –%
Industrial Conglomerates –%
Contech Construction Products, Inc. (k)	277,761	2,778
TOTAL INDUSTRIALS		2,778

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Delphi Automotive LLP (k)	12	241,408

IT Services –%
Advanstar Communications, Inc. (k)	18,596	185,960
TOTAL INFORMATION TECHNOLOGY		427,368

MATERIALS 1.8%
Chemicals 1.6%
LyondellBasell Industries NV, Class A (c)	231,857	7,618,821

Metals & Mining 0.2%
Aleris International, Inc. (k)	16,009	920,518
TOTAL MATERIALS		8,539,339

TELECOMMUNICATION SERVICES –%
Diversified Telecommunication Services –%
Hawaiian Telcom Holdco, Inc. (k)	15,044	222,049
TOTAL TELECOMMUNICATION SERVICES		222,049

Total Common Stocks (Cost: $15,755,572)		$10,991,359

Warrants 0.1%
CONSUMER DISCRETIONARY –%
Media –%
F & W Media, Inc. (f)(k)	1,805	$1,805
Star Tribune Co. (The) (f)(k)	2,617	78,510
Total		80,315

TOTAL CONSUMER DISCRETIONARY		80,315

Issuer	Shares	Value

Warrants (continued)
FINANCIALS 0.1%
Diversified Financial Services 0.1%
Cumulus Media, Inc., Class A (f)(k)	44,799	$163,811
TOTAL FINANCIALS		163,811

Total Warrants (Cost: $2,274,419)		$244,126

	Shares	Value

Money Market Funds 6.0%
Columbia Short-Term Cash Fund, 0.123% (l)(m)	28,880,764	$28,880,764
Total Money Market Funds (Cost: $28,880,764)		$28,880,764

Total Investments
(Cost: $497,737,011) (n)		$471,950,660(o)
Other Assets & Liabilities, Net		6,018,641
Net Assets		$477,969,301

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2011.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a foreign security. At October 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $28,389,892 or 5.94% of net assets.
(d)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(e)	Negligible market value.
(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2011 was $825,644, representing 0.17% of net assets.  Information concerning such security holdings at October 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Aleris International, Inc.
Senior Unsecured
6.000% 06/01/20	06-29-10	$ —
ATI Acquistion Co.
Term Loan
13.250% 12/30/15	12-23-09	493,026
ATI Acquistion Co.
Tranche B Term Loan
8.250% 12/30/14	12-23-09	695,874
Cumulus Media, Inc., Class A
	11-05-09 – 06-10-10	101,701
F & W Media, Inc.
15.000% 12/09/14	09-14-06 – 10-21-11	472,156
F & W Media, Inc.
	03-27-07	393,022
GPX International Tire Corp.
Tranche B Term Loan
0.000% 03/30/12	04-11-06 – 06-04-10	264,278
Revolution Studios Distribution Co. LLC
2nd Lien Term Loan
7.250% 06/21/15	12-21-06	519,750
Star Tribune Co. (The)
	03-09-07	1,779,696

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2011, the value of these securities amounted to $369,729, which represents 0.08% of net assets.

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2011, the value of these securities amounted to $13,315, which represents less than 0.01% of net assets.

(i)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(j)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of these securities amounted to $8,499,825 or 1.78% of net assets.

(k)	Non-income producing.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2011.

(m)	Investments in affiliates during the period ended October 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$36,396,720	$109,543,198	$(117,059,154)	$—	$28,880,764	$7,831	$28,880,764

(n)

At October 31, 2011, the cost of securities for federal income tax purposes was approximately $497,737,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,277,000
Unrealized Depreciation	(33,063,000)
Net Unrealized Depreciation	$(25,786,000)

(o)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Senior Loans
Automotive	$—	$9,556,140	$1,543,575	$11,099,715
Building Materials	—	3,365,772	1,732,062	5,097,834
Chemicals	—	19,139,642	1,132,850	20,272,492
Construction Machinery	—	4,810,148	2,718,094	7,528,242
Consumer Products	—	11,349,427	567,870	11,917,297
Health Care	—	28,824,441	846,000	29,670,441
Home Construction	—	—	50,962	50,962
Media Non-Cable	—	56,266,132	7,091,892	63,358,024
Other Industry		1,278,306	754,173	2,032,479
Packaging		10,355,033	833,000	11,188,033
Retailers	—	25,878,680	936,005	26,814,685
Technology	—	29,441,440	2,563,095	32,004,535
All Other Industries	—	179,995,697	—	179,995,697
Total Senior Loans	—	380,260,858	20,769,578	401,030,436

Bonds
Corporate Bonds & Notes
Media Non - Cable	—	9,973,819	145,216	10,119,035
Metals	—	—	13,315	13,315
All Other Industries	—	20,671,625	—	20,671,625
Total Bonds	—	30,645,444	158,531	30,803,975

Equity Securities
Common Stocks
Consumer Discretionary	1,948	1,437,652	308,574	1,748,174
Financials	—	—	51,651	51,651
Industrials	—	—	2,778	2,778
Information Technology	—	241,408	185,960	427,368
Materials	7,618,821	—	920,518	8,539,339
Telecommunication Services	222,049	—	—	222,049
Warrants
Consumer Discretionary	—	78,510	1,805	80,315
Financials	157,432	6,379	—	163,811
Total Equity Securities	8,000,250	1,763,949	1,471,286	11,235,485

Other
Money Market Funds	28,880,764	—	—	28,880,764
Total Other	28,880,764	—	—	28,880,764
Total	$36,881,014	$412,670,251	$22,399,395	$471,950,660

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Senior Loans, Corporate Bonds, and Equities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Corporate
	Senior	Bonds &	Common
	Loans	Notes	Stocks	Warrants	Total
Balance as of July 31, 2011	$34,983,171	$274,027	$2,160,072	$1,128	$37,418,398
Accrued discounts/premiums	(24,772)	(386)	—	—	(25,158)
Realized gain (loss)	270,605	—	(1,059,527)	—	(788,922)
Change in unrealized appreciation (depreciation)*	(1,768,575)	(121,205)	769,458	677	(1,119,645)
Sales	(10,917,637)	—	(400,522)	—	(11,318,159)
Purchases	643	6,095	—	—	6,738
Transfers into Level 3	1,573,732	—	—	—	1,573,732
Transfers out of Level 3	(3,347,589)	—	—	—	(3,347,589)
Balance as of October 31, 2011	$20,769,578	$158,531	$1,469,481	$1,805	$22,399,395

*Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2011 was $(1,090,094), which is comprised of Senior Loans of $(1,496,966), Corporate Bonds & Notes of $(121,205), Common Stocks of $284,990 and Warrants of $677.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of single market quotations from broker dealers.  As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Portfolio of Investments

Columbia Short-Term Cash Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 28.5%

CRC Funding LLC
11/01/11	0.081%	$41,800,000	$41,800,000
11/02/11	0.132%	50,000,000	49,999,819
Cafco LLC
11/02/11	0.070%	50,000,000	49,999,819
Chariot Funding LLC (a)
12/01/11	0.180%	50,000,000	49,992,500
12/13/11	0.170%	50,000,000	49,990,083
12/15/11	0.210%	50,000,000	49,987,167
Charta LLC
11/01/11	0.000%	48,800,000	48,800,000
11/22/11	0.160%	50,000,000	49,995,042
Ciesco LLC
11/01/11	0.000%	164,281,000	164,281,000
11/16/11	0.160%	20,000,000	19,998,583
FCAR Owner Trust Series I
11/03/11	0.160%	35,000,000	34,999,553
11/15/11	0.233%	20,000,000	19,998,211
12/05/11	0.230%	50,000,000	49,989,139
12/07/11	0.230%	40,000,000	39,990,800
Fairway Finance Co. LLC (a)
01/11/12	0.220%	50,000,000	49,978,305
Jupiter Securitization Co. LLC (b)
11/09/11	0.120%	28,000,000	27,999,191
11/15/11	0.170%	50,000,000	49,996,500
11/22/11	0.170%	50,000,000	49,994,750
Market Street Funding LLC (a)
01/19/12	0.230%	40,030,000	40,009,796
01/24/12	0.230%	25,019,000	25,005,573
Metlife Short Term Funding LLC
01/25/12	0.330%	25,000,000	24,980,521
Metlife Short Term Funding LLC (a)
12/12/11	0.240%	50,000,000	49,986,333
12/20/11	0.240%	50,000,000	49,983,667
Metlife Short Term Funding LLC (b)
11/28/11	0.230%	40,000,000	39,992,800
Old Line Funding LLC (a)
11/17/11	0.180%	50,000,000	49,995,778
12/01/11	0.160%	45,012,000	45,005,998
01/23/12	0.230%	47,453,000	47,427,837
Salisbury Receivables Co. LLC (a)
11/08/11	0.270%	40,000,000	39,997,667
Thunder Bay Funding LLC (a)
11/07/11	0.170%	50,000,000	49,998,417
12/15/11	0.180%	50,000,000	49,989,000
01/17/12	0.230%	30,000,000	29,985,242

Total Asset-Backed Commercial Paper (Cost: $1,440,149,091)			$1,440,149,091

Commercial Paper 12.2%

Banking 5.5%

Barclays U.S. Funding Corp.
11/01/11	0.122%	161,200,000	161,200,000
State Street Corp.

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)

Banking (continued)

11/09/11	0.180%	$50,000,000	$49,997,778
01/12/12	0.200%	50,000,000	49,980,000
Total			261,177,778

Diversified Manufacturing 2.9%

General Electric Co.
11/29/11	0.110%	50,000,000	49,995,722
12/22/11	0.140%	85,000,000	84,983,142
Total			134,978,864

Life Insurance 2.5%

New York Life Capital Corp. (b)
11/14/11	0.140%	100,000,000	99,994,583
12/06/11	0.130%	19,800,000	19,797,498
Total			119,792,081

Pharmaceuticals 1.3%

Roche Holdings, Inc. (b)
11/10/11	0.070%	20,000,000	19,999,600
11/18/11	0.070%	20,000,000	19,999,339
12/02/11	0.060%	20,000,000	19,998,966
Total			59,997,905

Retailers 0.8%

Wal-Mart Stores, Inc. (b)
12/08/11	0.060%	39,997,328	39,997,328

Total Commercial Paper (Cost: $615,943,956)			$615,943,956

Certificates of Deposit 12.7%

Bank of Montreal (c)
11/01/11	0.030%	85,000,000	85,000,000
Canadian Imperial Bank Of Commerce (c)
11/01/11	0.030%	20,000,000	20,000,000
Citibank NA
11/01/11	0.080%	150,000,000	150,000,000
Royal Bank of Canada (c)
11/01/11	0.030%	148,100,000	148,100,000
State Street Bank and Trust Co.
11/03/11	0.140%	50,000,000	50,000,000
Toronto Dominion Bank
11/16/11	0.100%	50,000,000	50,000,000
12/28/11	0.230%	50,000,000	50,000,000
01/23/12	0.150%	50,000,000	50,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Certificates of Deposit (continued)

Westpac Banking Corp. (d)
07/03/12	0.361%	$38,000,000	$38,000,000

Total Certificates of Deposit (Cost: $641,100,000)			$641,100,000

U.S. Government & Agency Obligations 31.7%

Federal Home Loan Banks
12/21/11	0.010%	50,000,000	49,998,958
12/23/11	0.020%	98,000,000	97,997,169
11/15/12	0.400%	23,000,000	23,000,000
Federal Home Loan Banks (d)
09/05/12	0.190%	50,000,000	50,000,000
Federal Home Loan Banks (e)
11/02/11	0.020%	100,000,000	99,999,945
11/04/11	0.001%	100,330,000	100,329,992
11/16/11	0.020%	100,000,000	99,999,167
11/23/11	0.010%	100,000,000	99,999,083
12/02/11	0.010%	147,700,000	147,698,728
12/16/11	0.010%	100,000,000	99,998,750
12/28/11	0.020%	300,000,000	299,989,708
09/19/12	0.350%	30,000,000	30,000,000
Federal Home Loan Mortgage Corp.
12/19/11	0.020%	100,000,000	99,997,333
Federal Home Loan Mortgage Corp. (e)
11/21/11	0.040%	205,000,000	204,995,672
Federal National Mortgage Association (e)
12/01/11	0.020%	100,000,000	99,997,917

Total U.S. Government & Agency Obligations (Cost: $1,604,002,422)			$1,604,002,422

U.S. Government-Insured Debt 4.7%

Straight-A Funding LLC (b)(f)
11/07/11	0.100%	50,000,000	49,999,000
11/08/11	0.110%	49,647,000	49,645,842
11/09/11	0.100%	50,000,000	49,998,778
11/10/11	0.100%	50,000,000	49,998,625
11/10/11	0.110%	30,000,000	29,999,100
Straight-A Funding LLC (f)
11/08/11	0.070%	10,000,000	9,999,844

Total U.S. Government-Insured Debt (Cost: $239,641,189)			$239,641,189

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Repurchase Agreements 1.0%

Barclays Bank PLC dated 10/31/11, matures 11/01/11, repurchase price $50,000,111 Total market value $50,000,013 (collaterized by U.S. Treasury Bond)
	4.000%	50,000,000	$50,000,000

Total Repurchase Agreements (Cost: $50,000,000)			$50,000,000

Treasury Note Short-Term 8.4%

U.S. Treasury Bills (e)
11/10/11	0.010%	150,000,000	$149,999,562
11/17/11	0.010%	175,000,000	174,999,417
01/26/12	0.030%	100,000,000	99,994,028

Total Treasury Note Short-Term (Cost: $424,993,007)			$424,993,007

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.6%

Car Loan 1.2%

AmeriCredit Automobile Receivables Trust Series 2011-4 Class A1
10/09/12	0.339%	17,331,137	17,331,137
Enterprise Fleet Financing LLC Series 2011-2 Class A1 (a)
07/20/12	0.384%	13,458,532	13,458,532
SMART Trust (a)
Series 2011-1USA Class A1
03/14/12	0.432%	299,306	299,306
Series 2011-2USA Class A1
07/14/12	0.365%	11,236,296	11,236,296
Santander Drive Auto Receivables Trust Series 2011-1 Class A1
05/15/12	0.312%	16,468,933	16,468,933
Westlake Automobile Receivables Trust Series 2011-1A Class A1 (a)
05/15/12	0.391%	3,016,689	3,016,689
Total			61,810,893

Other Industry 0.4%

AmeriCredit Automobile Receivables Trust Series 2011-5 Class A1 (g)
11/24/12	0.900%	16,800,000	16,800,000

Total Asset-Backed Securities - Non-Agency (Cost: $78,610,893)			$78,610,893

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 26.0%

Asset-Backed Commercial Paper 4.7%

Alpine Securitization
11/28/11	0.200%	$9,998,167	$9,998,167
11/18/11	0.200%	4,998,972	4,998,972
Aspen Funding Corp.
11/14/11	0.330%	9,997,067	9,997,067
Atlantis One
12/21/11	0.350%	14,986,729	14,986,729
11/21/11	0.200%	9,998,278	9,998,278
11/14/11	0.200%	7,998,489	7,998,489
Cancara Asset Securitisation LLC
11/21/11	0.270%	4,998,800	4,998,800
11/02/11	0.270%	8,998,042	8,998,042
11/29/11	0.270%	9,997,525	9,997,525
11/28/11	0.270%	9,997,900	9,997,900
Gemini Securitization Corporation (FKA Twin Towers)
11/10/11	0.300%	8,997,750	8,997,750
11/04/11	0.300%	9,997,583	9,997,583
Grampian Funding LLC
11/21/11	0.270%	4,998,838	4,998,838
11/29/11	0.270%	9,997,825	9,997,825
Regency Markets No. 1 LLC
11/18/11	0.250%	14,996,771	14,996,771
11/04/11	0.150%	14,999,562	14,999,562
Royal Park Investments Funding Corp.
11/04/11	0.750%	9,993,542	9,993,542
11/28/11	0.771%	14,989,733	14,989,733
Scaldis Capital LLC
11/01/11	0.500%	4,999,722	4,999,722
11/04/11	0.500%	49,997,222	49,997,222
Total			235,938,517

Certificates of Deposit 8.0%

Bank of Montreal
11/14/11	0.250%	15,000,000	15,000,000
Bank of Nova Scotia
11/28/11	0.300%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	6,993,283	6,993,283
Commerzbank AG
11/01/11	0.170%	25,000,000	25,000,000
Credit Suisse
11/14/11	0.190%	5,000,000	5,000,000
11/17/11	0.300%	10,000,000	10,000,000
Den Danske Bank
11/01/11	0.250%	50,000,000	50,000,000
Deutsche Bank AG
11/21/11	0.300%	20,000,000	20,000,000
Development Bank of Singapore Ltd.
11/25/11	0.300%	17,000,000	17,000,000
DnB NOR ASA
03/01/12	0.450%	3,000,000	3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

11/23/11	0.300%	$20,000,000	$20,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
11/25/11	0.380%	17,000,000	17,000,000
N.V. Bank Nederlandse Gemeenten
11/01/11	0.420%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.396%	15,000,000	15,000,000
11/18/11	0.270%	2,999,936	2,999,936
National Bank of Canada
11/18/11	0.284%	12,000,000	12,000,000
Natixis
11/01/11	0.180%	50,000,000	50,000,000
Nordea Bank AB
01/20/12	0.365%	10,000,000	10,000,000
12/09/11	0.310%	15,000,000	15,000,000
Rabobank
12/15/11	0.330%	15,001,650	15,001,650
01/20/12	0.285%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
11/15/11	0.235%	15,000,000	15,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	4,000,063	4,000,063
Svenska Handelsbanken
03/01/12	0.460%	10,000,000	10,000,000
11/23/11	0.300%	10,000,126	10,000,126
The Commonwealth Bank of Australia
11/28/11	0.270%	9,992,950	9,992,950
Union Bank of Switzerland
01/13/12	0.440%	5,000,000	5,000,000
11/14/11	0.278%	15,000,000	15,000,000
Total			402,988,008

Commercial Paper 2.9%

Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
HSBC Securities, Inc.
04/13/12	0.481%	12,968,280	12,968,280
KELLS FUNDING, LLC
11/28/11	0.330%	9,996,150	9,996,150
Macquarie Bank Ltd.
12/29/11	0.471%	14,981,787	14,981,787
Nordea Bank AB
01/17/12	0.360%	14,987,700	14,987,700
01/17/12	0.360%	14,128,547	14,128,547
Skandinaviska Enskilda Banken AB
11/23/11	0.235%	23,994,830	23,994,830
Suncorp Metway Ltd.
11/28/11	0.380%	14,989,075	14,989,075
11/16/11	0.270%	9,997,750	9,997,750

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

The Commonwealth Bank of Australia
04/23/12	0.451%	$4,988,437	$4,988,437
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
Total			147,966,893

Other Short-Term Obligations 0.5%

The Goldman Sachs Group, Inc.
12/14/11	0.420%	10,000,000	10,000,000
11/15/11	0.350%	16,000,000	16,000,000
Total			26,000,000

Repurchase Agreements 9.9%

Cantor Fitzgerald & Co. dated 10/31/11, matures 11/01/11, repurchase price $35,000,146 (h)
	0.150%	35,000,000	35,000,000
Citibank NA dated 10/31/11, matures 11/01/11, repurchase price $5,000,018 (h)
	0.130%	5,000,000	5,000,000
Citigroup Global Markets, Inc. (h)
dated 10/31/11, matures 11/01/11,
repurchase price $30,000,075
	0.090%	30,000,000	30,000,000
repurchase price $95,000,238
	0.090%	95,000,000	95,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

	Deutsche Bank AG dated 10/31/11, matures 11/01/11, repurchase price $75,000,208 (h)
	0.100%	$75,000,000	$75,000,000
	Mizuho Securities USA, Inc. dated 10/31/11, matures 11/01/11, repurchase price $25,000,097 (h)
	0.140%	25,000,000	25,000,000
	Natixis Financial Products, Inc. (h)
	dated 10/31/11, matures 11/01/11,
	repurchase price $10,000,025
	0.090%	10,000,000	10,000,000
	repurchase price $65,000,163
	0.090%	65,000,000	65,000,000
	Pershing LLC dated 10/31/11, matures 11/01/11, repurchase price $40,000,200 (h)
	0.180%	40,000,000	40,000,000
	RBS Securities, Inc. dated 10/31/11, matures 11/01/11, repurchase price $1,605,258 (h)
	0.130%	1,605,252	1,605,252
Royal Bank of Canada dated 10/31/11, matures 11/01/11, repurchase price $117,678,129 (h)
	0.110%	117,677,770	117,677,770
Total			499,283,022

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,312,176,440)			$1,312,176,440

Total Investments
(Cost: $6,406,616,998) (i)			$6,406,616,998(j)
	Other Assets & Liabilities, Net		(1,352,250,109)

Net Assets			$5,054,366,889

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of these securities amounted to $705,344,186 or 13.96% of net assets.

(b)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the value of these securities amounted to $617,411,900 or 12.22% of net assets.

(c)	Represents a foreign security. At October 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $253,100,000 or 5.01% of net assets.
(d)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on October 31, 2011. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(e)	At October 31, 2011, security was partially or fully on loan.

(f)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.

(h)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.150%)

Security Description	Value
Fannie Mae Pool	$24,084,061
Fannie Mae REMICS	3,897,296
Freddie Mac Non Gold Pool	4,666,974
Freddie Mac REMICS	2,310,844
Government National Mortgage Association	740,825
Total Market Value of Collateral Securities	$35,700,000

Citibank NA (0.130%)

Security Description	Value
Fannie Mae Pool	$2,006,337
Freddie Mac Gold Pool	85,783
Freddie Mac Non Gold Pool	3,007,880
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$12,374,869
Fannie Mae-Aces	405,966
Freddie Mac REMICS	15,486,855
Government National Mortgage Association	2,332,310
Total Market Value of Collateral Securities	$30,600,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$39,187,085
Fannie Mae-Aces	1,285,560
Freddie Mac REMICS	49,041,708
Government National Mortgage Association	7,385,647
Total Market Value of Collateral Securities	$96,900,000

Deutsche Bank AG (0.100%)

Security Description	Value
Fannie Mae Pool	$69,702,109
Fannie Mae REMICS	599,174
Freddie Mac Gold Pool	2,447,589
Freddie Mac Non Gold Pool	2,380,359
Ginnie Mae II pool	1,370,769
Total Market Value of Collateral Securities	$76,500,000

Mizuho Securities USA, Inc. (0.140%)

Security Description	Value
Fannie Mae Grantor Trust	$80,432
Fannie Mae Pool	5,986,124
Fannie Mae Whole Loan	43,210
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	271,819
Freddie Mac Gold Pool	2,797,301
Freddie Mac Non Gold Pool	339,634
Freddie Mac REMICS	703,958
Ginnie Mae I pool	12,706,510
Government National Mortgage Association	2,571,012
Total Market Value of Collateral Securities	$25,500,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Cash Collateral in Lieu of Securities	$135,294
Fannie Mae Interest Strip	2,129,039
Fannie Mae REMICS	2,162,487
Freddie Mac Strips	184,922
United States Treasury Note/Bond	5,585,578
Total Market Value of Collateral Securities	$10,197,320

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Federal Farm Credit Bank	$3,850,544
Federal Home Loan Banks	26,011,707
Federal National Mortgage Association	17,053,789
Ginnie Mae II pool	353,518
United States Treasury Inflation Indexed Bonds	7,021,630
United States Treasury Note/Bond	12,008,985
Total Market Value of Collateral Securities	$66,300,173

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$7,219,350
Fannie Mae REMICS	4,783,390
Fannie Mae Whole Loan	23,074
Fannie Mae-Aces	44,636
Freddie Mac Gold Pool	7,639,897
Freddie Mac Non Gold Pool	6,881,012
Freddie Mac Reference REMIC	459,468
Freddie Mac REMICS	4,657,817
Ginnie Mae I pool	3,291,810
Government National Mortgage Association	2,422,375
United States Treasury Note/Bond	3,377,174
Total Market Value of Collateral Securities	$40,800,003

RBS Securities, Inc. (0.130%)

Security Description	Value
Freddie Mac Gold Pool	$1,637,372
Total Market Value of Collateral Securities	$1,637,372

Royal Bank of Canada (0.110%)

Security Description	Value
Fannie Mae Pool	$95,532,826
Federal Home Loan Mortgage Corp.-Government National Mortgage Association	476
Freddie Mac Gold Pool	24,497,997
Freddie Mac REMICS	26
Total Market Value of Collateral Securities	$120,031,325

(i)	Also represents the cost of securities for federal income tax purposes at October 31, 2011.
(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Short-Term Securities
Asset-Backed Commercial Paper	$—	$1,440,149,091	$—	$1,440,149,091
Commercial Paper	—	615,943,956	—	615,943,956
Certificates of Deposit	—	641,100,000	—	641,100,000
U.S. Government & Agency Obligatiaons	—	1,604,002,422	—	1,604,002,422
U.S. Government-Insured Debt	—	239,641,189	—	239,641,189
Repurchase Agreements	—	50,000,000	—	50,000,000
Treasury Note Short-Term	—	424,993,007	—	424,993,007
Total Short-Term Securities	—	5,015,829,665	—	5,015,829,665
Bonds
Asset-Backed Securities - Non-Agency	—	78,610,893	—	78,610,893
Total Bonds	—	78,610,893	—	78,610,893

Other
Investments of Cash Collateral Received for Securities on Loan	—	1,312,176,440	—	1,312,176,440
Total Other	—	1,312,176,440	—	1,312,176,440
Total	$—	$6,406,616,998	$—	$6,406,616,998

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	December 22, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	December 22, 2011